UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22037

Stone Harbor Investment Funds

(Exact name of registrant as specified in charter)

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Address of principal executive offices)  (Zip code)

Adam J. Shapiro, Esq.

c/o Stone Harbor Investment Partners LP

31 West 52nd Street, 16th Floor

New York, NY 10019

(Name and address of agent for service)

With copies to:

Michael G. Doherty, Esq.

Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  May 31

Date of reporting period: June 1, 2014 – August 31, 2014

Item 1. Schedule of Investments.

Stone Harbor Emerging Markets Debt Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 74.93%
Argentina - 4.98%
Republic of Argentina:
	USD	7.000%	10/03/2015	45,792,592	$41,929,478
	USD	7.000%	04/17/2017	62,181,926	52,037,635
	USD	8.750%	06/02/2017	9,287,221	7,894,138(1)
	EUR	5.870%	03/31/2023	1,540,000	1,215,669(1)
	USD	0.000%	03/31/2023	184,000	212,520(1)
	USD	6.000%	03/31/2023	7,649,000	8,834,595(1)
	EUR	8.500%	07/01/2049	700,000	970,357(1)

					113,094,392

Azerbaijan - 0.73%
Republic of Azerbaijan	USD	4.750%	03/18/2024	16,005,000	16,525,162(2)

Brazil - 5.42%
Brazil Loan Trust 1	USD	5.477%	07/24/2023	19,576,715	20,628,963(2)
Brazil Minas SPE via State of Minas Gerais	USD	5.333%	02/15/2028	1,479,000	1,504,883(3)
Republic of Brazil:
	USD	2.625%	01/05/2023	14,440,000	13,616,920
	USD	4.250%	01/07/2025	40,975,000	42,613,998
	USD	8.750%	02/04/2025	834,000	1,182,195
	USD	8.250%	01/20/2034	12,755,000	18,367,200
	USD	7.125%	01/20/2037	19,202,000	25,250,630

					123,164,789

Colombia - 3.43%
Bogota Distrio Capital	COP	9.750%	07/26/2028	7,870,000,000	5,201,650(3)
Republic of Colombia:
	COP	12.000%	10/22/2015	4,798,000,000	2,701,921
	USD	7.375%	01/27/2017	1,838,000	2,104,510
	USD	7.375%	03/18/2019	6,147,000	7,476,289
	USD	11.750%	02/25/2020	3,935,000	5,715,588
	COP	7.750%	04/14/2021	5,210,000,000	3,042,094
	USD	4.375%	07/12/2021	14,872,000	16,128,684
	USD	2.625%	03/15/2023	814,000	779,405
	USD	4.000%	02/26/2024	5,623,000	5,892,904
	USD	8.125%	05/21/2024	25,000	34,125
	COP	9.850%	06/28/2027	8,281,000,000	5,696,521
	USD	10.375%	01/28/2033	2,006,000	3,219,630
	USD	7.375%	09/18/2037	13,959,000	19,455,356
	USD	6.125%	01/18/2041	387,000	479,880

					77,928,557

Costa Rica - 1.49%
Republic of Costa Rica:
	USD	4.250%	01/26/2023	18,395,000	17,475,250(3)
	USD	4.375%	04/30/2025	5,728,000	5,398,640(2)
	USD	7.000%	04/04/2044	10,442,000	10,990,205(2)

					33,864,095

Croatia - 2.42%
Croatian Government:
	USD	6.750%	11/05/2019	3,746,000	4,181,473(3)
	USD	5.500%	04/04/2023	15,339,000	16,029,255(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Croatia (continued)
Croatian Government: (continued)
	USD	6.000%	01/26/2024	32,197,000	$34,813,006(2)

					55,023,734

Dominican Republic - 2.92%
Dominican Republic:
	USD	9.040%	01/23/2018	11,110,546	12,471,588(3)
	USD	7.500%	05/06/2021	29,603,000	34,561,503(3)
	USD	6.600%	01/28/2024	5,966,000	6,641,142(3)
	USD	5.875%	04/18/2024	7,687,000	8,205,872(2)
	USD	7.450%	04/30/2044	4,091,000	4,520,555(2)

					66,400,660

El Salvador - 1.36%
Republic of El Salvador:
	USD	7.375%	12/01/2019	220,000	249,700(2)
	USD	7.375%	12/01/2019	2,068,000	2,347,180(3)
	USD	7.750%	01/24/2023	4,320,000	4,935,600(3)
	USD	5.875%	01/30/2025	4,407,000	4,440,052(2)
	USD	8.250%	04/10/2032	4,000,000	4,717,180(3)
	USD	7.650%	06/15/2035	12,924,000	14,216,400(3)

					30,906,112

Gabon - 0.06%
Republic of Gabon:
	USD	8.200%	12/12/2017	50,000	57,425(2)
	USD	6.375%	12/12/2024	1,258,000	1,386,945(2)

					1,444,370

Ghana - 0.30%
Republic of Ghana	USD	8.500%	10/04/2017	6,336,000	6,795,360(3)

Hungary - 1.27%
Republic of Hungary:
	GBP	5.000%	03/30/2016	670,000	1,160,187
	EUR	4.375%	07/04/2017	7,000	9,884
	USD	6.375%	03/29/2021	15,182,000	17,250,548
	USD	5.750%	11/22/2023	9,410,000	10,426,515

					28,847,134

Indonesia - 6.49%
Republic of Indonesia:
	USD	6.875%	01/17/2018	9,123,000	10,388,816(3)
	USD	11.625%	03/04/2019	2,170,000	2,948,487(2)
	USD	11.625%	03/04/2019	18,110,000	24,606,963(3)
	IDR	7.875%	04/15/2019	59,940,000,000	5,121,610
	USD	5.875%	03/13/2020	2,977,000	3,356,568(3)
	USD	4.875%	05/05/2021	8,484,000	9,152,115(3)
	USD	3.750%	04/25/2022	418,000	414,865(3)
	IDR	7.000%	05/15/2022	16,100,000,000	1,293,781
	USD	3.375%	04/15/2023	22,727,000	21,789,511(2)
	USD	5.375%	10/17/2023	10,731,000	11,790,686(3)
	USD	5.875%	01/15/2024	1,153,000	1,316,438(2)
	IDR	8.375%	03/15/2024	70,009,000,000	6,104,653
	IDR	9.000%	03/15/2029	46,100,000,000	4,128,211
	USD	8.500%	10/12/2035	12,260,000	17,194,650(3)
	USD	6.625%	02/17/2037	6,286,000	7,433,195(3)
	USD	7.750%	01/17/2038	15,431,000	20,368,920(3)

					147,409,469

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Iraq - 0.43%
Republic of Iraq	USD	5.800%	01/15/2028	10,879,000	$9,831,896(3)

Ivory Coast - 1.05%
Ivory Coast Government:
	USD	5.375%	07/23/2024	3,119,000	3,092,489(2)
	USD	7.774%	12/31/2032	20,905,000	20,800,475(3)(4)

					23,892,964

Jamaica - 0.63%
Jamaican Government:
	USD	10.625%	06/20/2017	2,278,000	2,632,229
	USD	7.625%	07/09/2025	10,830,000	11,588,100

					14,220,329

Kenya - 0.23%
Republic of Kenya	USD	6.875%	06/24/2024	4,922,000	5,335,448(2)

Lithuania - 0.64%
Republic of Lithuania	USD	6.625%	02/01/2022	11,875,000	14,493,959(3)

Mexico - 5.35%
Mexican Bonos:
	MXN	9.500%	12/18/2014	19,143,000	1,492,181
	MXN	6.250%	06/16/2016	30,475,000	2,450,989
	MXN	8.500%	12/13/2018	254,102,000	22,376,768
	MXN	8.000%	12/07/2023	193,179,000	17,256,066
	MXN	10.000%	12/05/2024	98,087,000	10,001,841
United Mexican States:
	USD	5.950%	03/19/2019	42,000	48,710
	USD	4.000%	10/02/2023	30,844,000	32,787,172
	USD	6.050%	01/11/2040	13,130,000	16,428,912
	USD	4.750%	03/08/2044	4,308,000	4,534,170
	USD	5.550%	01/21/2045	12,162,000	14,275,148

					121,651,957

Morocco - 0.46%
Moroccan Government	USD	4.250%	12/11/2022	10,204,000	10,420,835(2)

Mozambique - 0.28%
Republic of Mozambique	USD	6.305%	09/11/2020	6,214,000	6,369,350(3)

Nigeria - 0.97%
Republic of Nigeria:
	USD	6.750%	01/28/2021	11,638,000	13,005,465(3)
	USD	6.375%	07/12/2023	2,636,000	2,903,554(3)
	USD	6.375%	07/12/2023	5,479,000	6,035,119(2)

					21,944,138

Panama - 2.06%
Republic of Panama:
	USD	5.200%	01/30/2020	7,121,000	7,975,520
	USD	9.375%	01/16/2023	450,000	631,125
	USD	8.875%	09/30/2027	3,493,000	5,134,710
	USD	9.375%	04/01/2029	19,723,000	30,225,497
	USD	8.125%	04/28/2034	2,063,000	2,862,413
	USD	6.700%	01/26/2036	12,000	15,343

					46,844,608

Paraguay - 0.51%
Republic of Paraguay:
	USD	4.625%	01/25/2023	4,242,000	4,422,285(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Paraguay (continued)
Republic of Paraguay: (continued)
	USD	6.100%	08/11/2044	6,741,000	$7,246,575(2)

					11,668,860

Peru - 1.66%
Republic of Peru:
	USD	8.375%	05/03/2016	20,000	22,476
	USD	7.350%	07/21/2025	8,465,000	11,396,006
	USD	8.750%	11/21/2033	10,945,000	17,183,650
	USD	6.550%	03/14/2037	1,970,000	2,565,925
	USD	5.625%	11/18/2050	5,578,000	6,623,875

					37,791,932

Philippines - 1.30%
Republic of Philippines:
	USD	9.500%	02/02/2030	3,772,000	6,050,288
	USD	7.750%	01/14/2031	16,325,000	23,059,062
	USD	6.375%	01/15/2032	366,000	465,644

					29,574,994

Poland - 0.08%
Republic of Poland:
	USD	5.000%	03/23/2022	1,000	1,125
	USD	4.000%	01/22/2024	1,738,000	1,828,541

					1,829,666

Romania - 2.12%
Romanian Government International Bond:
	USD	6.750%	02/07/2022	17,788,000	21,479,010(3)
	USD	4.375%	08/22/2023	9,414,000	9,849,162(3)
	USD	4.875%	01/22/2024	15,596,000	16,902,165(2)

					48,230,337

Russia - 8.11%
Russian Federation:
	RUB	7.000%	08/16/2023	882,200,000	20,309,092
	USD	4.875%	09/16/2023	11,800,000	11,586,125(2)
	USD	12.750%	06/24/2028	8,749,000	14,260,870(3)
	USD	7.500%	03/31/2030	124,068,804	138,119,596(3)(4)

					184,275,683

Serbia - 1.06%
Republic of Serbia:
	USD	5.875%	12/03/2018	1,505,000	1,602,900(3)
	USD	7.250%	09/28/2021	19,554,000	22,560,428(3)

					24,163,328

Slovakia - 0.22%
Republic of Slovakia	USD	4.375%	05/21/2022	4,611,000	4,966,554(2)

Slovenia - 1.06%
Republic of Slovenia:
	USD	5.850%	05/10/2023	9,796,000	11,105,521(3)
	USD	5.250%	02/18/2024	11,879,000	12,948,110(2)

					24,053,631

South Africa - 2.38%
Republic of South Africa:
	USD	5.500%	03/09/2020	1,914,000	2,107,792
	USD	5.875%	05/30/2022	5,256,000	5,958,990

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa (continued)
Republic of South Africa: (continued)
	USD	4.665%	01/17/2024	7,171,000	$7,466,804
	USD	5.875%	09/16/2025	33,977,000	38,563,895

					54,097,481

Sri Lanka - 0.23%
Republic of Sri Lanka:
	USD	5.125%	04/11/2019	1,379,000	1,416,923(2)
	USD	6.250%	07/27/2021	3,600,000	3,870,000(3)

					5,286,923

Trinidad - 0.43%
Republic of Trinidad & Tobago	USD	4.375%	01/16/2024	8,957,000	9,763,130(2)

Turkey - 4.29%
Republic of Turkey:
	USD	7.250%	03/15/2015	30,000	31,012
	USD	7.000%	09/26/2016	2,884,000	3,185,378
	USD	7.500%	07/14/2017	7,869,000	8,950,987
	USD	6.750%	04/03/2018	8,441,000	9,538,330
	USD	7.000%	03/11/2019	3,305,000	3,813,144
	USD	7.500%	11/07/2019	5,407,000	6,420,813
	USD	7.000%	06/05/2020	4,293,000	5,028,176
	USD	5.125%	03/25/2022	9,201,000	9,833,569
	USD	6.250%	09/26/2022	12,872,000	14,706,260
	USD	3.250%	03/23/2023	14,924,000	14,047,215
	USD	7.375%	02/05/2025	17,569,000	21,873,405

					97,428,289

Ukraine - 2.90%
Financing of Infrastrucural Projects State Enterprise	USD	9.000%	12/07/2017	11,276,000	10,044,097(3)
Ukraine Government:
	USD	6.875%	09/23/2015	208,000	190,840(3)
	USD	6.875%	09/23/2015	1,854,000	1,701,045(2)
	EUR	4.950%	10/13/2015	6,532,000	7,745,946(3)
	USD	6.250%	06/17/2016	18,945,000	16,813,688(3)
	USD	6.580%	11/21/2016	13,738,000	12,123,785(3)
	USD	9.250%	07/24/2017	14,010,000	12,889,200(3)
	USD	6.750%	11/14/2017	4,950,000	4,362,187(3)

					65,870,788

Uruguay - 1.49%
Republic of Uruguay:
	USD	4.500%	08/14/2024	10,276,613	11,124,434
	USD	5.100%	06/18/2050	21,820,991	22,748,383

					33,872,817

Venezuela - 4.12%
Republic of Venezuela:
	USD	5.750%	02/26/2016	49,947,000	46,210,964(3)
	USD	13.625%	08/15/2018	1,704,000	1,734,672(3)
	USD	7.750%	10/13/2019	20,730,900	16,532,893(3)
	USD	6.000%	12/09/2020	6,479,000	4,600,090(3)
	USD	9.000%	05/07/2023	9,781,100	7,751,522(3)
	USD	8.250%	10/13/2024	6,522,500	4,777,731(3)
	USD	7.650%	04/21/2025	8,517,000	5,983,192
	USD	11.750%	10/21/2026	123,000	109,778(3)
	USD	9.250%	05/07/2028	1,353,000	1,035,045(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Republic of Venezuela: (continued)
	USD	11.950%	08/05/2031	5,445,000	$4,832,438(3)

					93,568,325

TOTAL SOVEREIGN DEBT OBLIGATIONS					1,702,852,056

(Cost $1,659,999,063)

BANK LOANS - 0.01%(5)
Indonesia - 0.01%
PT Bakrie & Brothers TBK	USD	6.151%	11/25/2014	624,912	249,965

TOTAL BANK LOANS					249,965

(Cost $249,965)

CORPORATE BONDS - 20.49%
Argentina - 0.18%
YPF SA	USD	8.750%	04/04/2024	3,918,000	4,113,900(2)

Azerbaijan - 0.62%
State Oil Company:
	USD	5.450%	02/09/2017	6,323,000	6,630,614
	USD	4.750%	03/13/2023	7,470,000	7,507,350

					14,137,964

Brazil - 0.69%
Cia Brasileira de Aluminio	USD	4.750%	06/17/2024	354,000	348,690(2)
CIMPOR Financial Operations BV	USD	5.750%	07/17/2024	5,112,000	5,060,880(2)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	4,385,000	4,261,474(2)
ESAL GmbH	USD	6.250%	02/05/2023	1,368,000	1,373,985(2)
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	958,000	1,002,355(2)
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	279,125	299,292(2)
Odebrecht Offshore Drilling Finance Ltd.	USD	6.750%	10/01/2022	233,336	253,462(2)
Samarco Mineracao SA	USD	4.125%	11/01/2022	2,106,000	2,042,820(2)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	1,123,687	1,101,213(2)

					15,744,171

Chile - 3.33%
Banco del Estado de Chile	USD	3.875%	02/08/2022	3,277,000	3,371,378(2)
Cencosud SA	USD	4.875%	01/20/2023	350,000	353,500(2)
Codelco, Inc.:
	USD	7.500%	01/15/2019	3,216,000	3,896,827(3)
	USD	3.875%	11/03/2021	6,970,000	7,302,120(3)
	USD	3.000%	07/17/2022	22,668,000	22,307,579(2)
	USD	4.500%	08/13/2023	11,063,000	11,957,997(2)
	USD	6.150%	10/24/2036	12,512,000	15,365,987(3)
	USD	4.250%	07/17/2042	7,321,000	7,020,473(2)
ENTEL Chile SA	USD	4.875%	10/30/2024	500,000	522,500(2)
GeoPark Latin America Ltd. Agencia en Chile	USD	7.500%	02/11/2020	1,297,000	1,415,422(2)
VTR Finance BV	USD	6.875%	01/15/2024	1,980,000	2,132,668(2)

					75,646,451

China - 2.79%
China Overseas Finance Cayman V Ltd.	USD	3.950%	11/15/2022	850,000	812,022
CITIC Ltd.:
	USD	6.375%	04/10/2020	2,211,000	2,531,595
	USD	7.875%	Perpetual	1,800,000	1,935,000(6)
	USD	8.625%	Perpetual	350,000	413,875(3)(6)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
China (continued)
Country Garden Holdings Co. Ltd.	USD	11.125%	02/23/2018	1,410,000	$1,533,375(3)
Kaisa Group Holdings Ltd.	USD	8.875%	03/19/2018	948,000	988,290(2)
Longfor Properties Co. Ltd.	USD	6.875%	10/18/2019	697,000	724,880
Sinochem Offshore Capital Co. Ltd.	USD	3.250%	04/29/2019	10,303,000	10,498,965(2)
Sinochem Overseas Capital Co. Ltd.:
	USD	4.500%	11/12/2020	5,534,000	5,931,444(3)
	USD	4.500%	11/12/2020	21,661,000	23,216,664(2)
	USD	6.300%	11/12/2040	4,685,000	5,710,172(3)
Sinopec Capital 2013 Ltd.	USD	3.125%	04/24/2023	4,584,000	4,401,969(2)
Sinopec Group Overseas Development 2012 Ltd.	USD	3.900%	05/17/2022	1,071,000	1,092,391(3)
Sinopec Group Overseas Development 2014 Ltd.	USD	4.375%	04/10/2024	3,460,000	3,649,989(2)

					63,440,631

Colombia - 0.43%
Bancolombia SA	USD	5.125%	09/11/2022	1,630,000	1,654,450
Ecopetrol SA	USD	5.875%	05/28/2045	4,334,000	4,672,615
Grupo Aval Ltd.	USD	4.750%	09/26/2022	200,000	202,300(2)
Millicom International Cellular SA	USD	6.625%	10/15/2021	1,086,000	1,190,527(2)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	1,566,000	1,587,533(2)
SUAM Finance BV	USD	4.875%	04/17/2024	548,000	561,700(2)

					9,869,125

Ghana - 0.04%
Tullow Oil PLC	USD	6.000%	11/01/2020	776,000	787,640(2)

India - 0.37%
Bharti Airtel International Netherlands BV:
	EUR	4.000%	12/10/2018	750,000	1,071,696
	USD	5.125%	03/11/2023	2,855,000	3,039,319(2)
Vedanta Resources PLC:
	USD	6.750%	06/07/2016	650,000	683,150(3)
	USD	6.000%	01/31/2019	2,346,000	2,451,570(2)
	USD	8.250%	06/07/2021	1,052,000	1,187,445(2)

					8,433,180

Indonesia - 0.36%
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	1,580,000	1,708,375(3)
Listrindo Capital BV	USD	6.950%	02/21/2019	1,319,000	1,417,925(2)
Pertamina Persero PT	USD	6.000%	05/03/2042	2,529,000	2,553,026(3)
Perusahaan Gas Negara Persero TBK PT	USD	5.125%	05/16/2024	442,000	457,746(2)
PT Adaro Indonesia	USD	7.625%	10/22/2019	1,202,000	1,253,085(3)
TBG Global Pte Ltd.	USD	4.625%	04/03/2018	777,000	788,655(2)

					8,178,812

Kazakhstan - 3.90%
KazMunayGas National Co. JSC:
	USD	11.750%	01/23/2015	13,611,000	14,206,481(3)
	USD	9.125%	07/02/2018	1,449,000	1,747,856(3)
	USD	9.125%	07/02/2018	10,692,000	12,897,225(2)
	USD	7.000%	05/05/2020	739,000	860,011(2)
	USD	7.000%	05/05/2020	10,197,000	11,866,759(3)
	USD	6.375%	04/09/2021	3,945,000	4,477,575(2)
	USD	6.375%	04/09/2021	18,920,000	21,474,200(3)
	USD	4.400%	04/30/2023	2,738,000	2,758,535(3)
	USD	4.400%	04/30/2023	6,792,000	6,842,940(2)
	USD	5.750%	04/30/2043	3,065,000	3,040,496(2)
	USD	5.750%	04/30/2043	5,194,000	5,152,474(3)
Zhaikmunai LP	USD	7.125%	11/13/2019	2,948,000	3,194,895(2)

					88,519,447

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico - 0.59%
Cemex Finance LLC	USD	9.375%	10/12/2022	1,883,000	$2,217,232(2)
Cemex SAB de CV:
	USD	9.500%	06/15/2018	2,448,000	2,778,480(2)
	USD	7.250%	01/15/2021	849,000	936,022(2)
Comision Federal de Electricidad	USD	4.875%	01/15/2024	1,784,000	1,926,720(2)
Fresnillo PLC	USD	5.500%	11/13/2023	463,000	498,883(2)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	686,000	718,585(2)
Petroleos Mexicanos	EUR	5.500%	02/24/2025	2,275,000	3,754,426(3)
Tenedora Nemak SAB de CV	USD	5.500%	02/28/2023	592,000	618,640(2)

					13,448,988

Morocco - 0.39%
OCP SA	USD	5.625%	04/25/2024	8,324,000	8,844,250(2)

Peru - 0.21%
BBVA Banco Continental SA	USD	5.000%	08/26/2022	638,000	677,875(2)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	1,546,000	1,476,430(2)
Cia Minera Ares SAC	USD	7.750%	01/23/2021	1,568,000	1,703,240(2)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	865,000	951,500(2)

					4,809,045

Russia - 0.43%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	496,000	481,691(2)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	1,060,000	1,029,525(2)
Mobile Telesystems OJSC via MTS International Funding Ltd.	USD	5.000%	05/30/2023	900,000	821,250(2)
Vimpel Communications Holdings BV:
	USD	7.504%	03/01/2022	300,000	303,000(3)
	USD	5.950%	02/13/2023	1,420,000	1,295,750(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	1,372,000	1,399,440(2)
Wind Acquisition Finance SA:
	EUR	4.000%	07/15/2020	3,088,000	4,072,714(2)
	USD	4.750%	07/15/2020	419,000	421,095(2)

					9,824,465

Singapore - 0.07%
Olam International Ltd.	USD	5.750%	09/20/2017	1,000,000	1,058,750
STATS ChipPAC Ltd.	USD	4.500%	03/20/2018	458,000	462,580(2)

					1,521,330

South Africa - 0.34%
Eskom Holdings SOC Ltd.	USD	6.750%	08/06/2023	7,174,000	7,667,213(2)

Thailand - 0.23%
PTT Exploration & Production PCL	USD	4.875%	Perpetual	4,982,000	5,100,073(2)(6)

Trinidad - 0.05%
Columbus International Inc.	USD	7.375%	03/30/2021	987,000	1,070,895(2)

Turkey - 0.22%
Turk Telekomunikasyon AS	USD	4.875%	06/19/2024	5,113,000	5,082,322(2)

United Arab Emirates - 0.11%
MAF Global Securities Ltd.	USD	7.125%	Perpetual	2,300,000	2,527,125(6)

Venezuela - 5.14%
Petroleos de Venezuela SA:
	USD	5.000%	10/28/2015	17,429,599	16,231,314
	USD	5.250%	04/12/2017	15,197,600	12,272,062(3)
	USD	8.500%	11/02/2017	59,085,600	53,162,269(3)
	USD	6.000%	05/16/2024	7,122,524	4,191,748(3)
	USD	6.000%	11/15/2026	12,490,000	7,150,525(3)

	Counterparty	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
		USD	5.375%	04/12/2027	4,155,400	$2,329,102
		USD	9.750%	05/17/2035	28,919,499	21,573,946(3)

						116,910,966

TOTAL CORPORATE BONDS (Cost $459,440,755)						465,677,993

CREDIT LINKED NOTES - 0.47%
Colombia - 0.10%
Titulos de Tesoreria - Series B	Citigroup Global Markets	COP	11.000%	07/27/2020	3,500,000,000	2,238,238(2)

Iraq - 0.37%
Republic of Iraq:
	Bank of America - Merrill Lynch	JPY	2.534%	01/01/2028	877,806,828	5,779,208(6)
	Bank of America - Merrill Lynch	JPY	2.765%	01/01/2028	399,816,233	2,632,266(6)

						8,411,474

TOTAL CREDIT LINKED NOTES (Cost $13,588,395)						10,649,712

SHORT TERM INVESTMENTS - 2.19%
Money Market Mutual Funds - 2.19%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)		USD	0.06001%	N/A	49,830,347	49,830,347

TOTAL SHORT TERM INVESTMENTS (Cost $49,830,347)						49,830,347

Total Investments - 98.09% (Cost $2,183,108,525)						2,229,260,073

Other Assets In Excess of Liabilities - 1.91%						43,380,650

Net Assets - 100.00%						$2,272,640,723

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
COP	-	Colombian Peso
EUR	-	Euro Currency
GBP	-	Great Britain Pound
IDR	-	Indonesian Rupiah
JPY	-	Japanese Yen
MXN	-	Mexican Peso
RUB	-	Russian Ruble
USD	-	United States Dollar

(1)	Security is in default and therefore is non-income producing.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $435,857,089, which represents approximately 19.18% of net assets as of August 31, 2014.

(3)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2014, the aggregate market value of those securities was $889,272,697, which represents approximately 39.13% of net assets.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2014.
(5)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2014. Bank loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(6)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2014.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
JSC	-	Joint Stock Company.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV	-	A variable capital company.
SAC	-	Sociedad Anonima Abierta is the Peruvian term used for a publicly traded corporation.
SOC	-	State owned Company.
SPE	-	Special Purpose Entity.
SPV	-	Special Purpose Vehicle.
Tbk PT	-	Perseroan terbuka is an Indonesian term for limited liability company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

J.P. Morgan Chase & Co.	EUR	14,787,000	Sale	09/30/2014	$19,433,429	$407,250
J.P. Morgan Chase & Co.	GBP	709,500	Sale	09/30/2014	1,177,565	16,392
J.P. Morgan Chase & Co.	JPY	871,726,000	Sale	09/30/2014	8,380,402	106,564

						$530,206

** The contracted amount is stated in the currency in which the contract is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor High Yield Bond Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 89.21%
Aerospace/Defense - 1.95%
Bombardier, Inc.	USD	6.000%	10/15/2022	1,955,000	$1,991,656(1)
CPI International, Inc.	USD	8.750%	02/15/2018	1,630,000	1,703,350
Erickson, Inc., Series WI	USD	8.250%	05/01/2020	1,514,000	1,510,215

					5,205,221

Airlines - 0.24%
Allegiant Travel Co.	USD	5.500%	07/15/2019	620,000	646,350

Automotive - 1.12%
Chrysler Group LLC	USD	8.250%	06/15/2021	1,180,000	1,324,550
Goodyear Tire & Rubber Co.	USD	6.500%	03/01/2021	1,528,000	1,646,420

					2,970,970

Banking - 0.36%
Provident Funding Associates LP	USD	10.125%	02/15/2019	889,000	961,231(1)

Building Products - 2.05%
American Builders & Contractors Supply Co., Inc.	USD	5.625%	04/15/2021	1,395,000	1,422,900(1)
Griffon Corp.	USD	5.250%	03/01/2022	1,520,000	1,510,500
Norbord, Inc.	USD	5.375%	12/01/2020	1,985,000	1,970,113(1)
RSI Home Products, Inc.	USD	6.875%	03/01/2018	521,000	549,655(1)

					5,453,168

Chemicals - 3.82%
CeramTec Group GmbH	EUR	8.250%	08/15/2021	1,500,000	2,187,738(2)
Chemtura Corp.	USD	5.750%	07/15/2021	1,867,000	1,951,015
INEOS Group Holdings SA	USD	5.875%	02/01/2019	1,840,000	1,890,600(1)
Lyond Basel Escrow	USD	8.375%	08/15/2015	25,000	0(3)
Lyondell Chemical Co.	USD	8.375%	08/15/2015	945,000	0(3)
SPCM SA	USD	6.000%	01/15/2022	1,924,000	2,077,920(1)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., Series WI	USD	8.750%	02/01/2019	1,931,000	2,075,825

					10,183,098

Consumer Products - 2.46%
ACCO Brands Corp.	USD	6.750%	04/30/2020	2,101,000	2,237,565
Prestige Brands, Inc.	USD	5.375%	12/15/2021	880,000	877,800(1)
Spectrum Brands, Inc., Series WI	USD	6.375%	11/15/2020	1,880,000	2,030,400

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Consumer Products (continued)
Sun Products Corp.	USD	7.750%	03/15/2021	1,721,000	$1,394,010(1)

					6,539,775

Containers/Packaging - 1.55%
Ardagh Finance Holdings SA	USD	8.625%	06/15/2019	705,000	734,081(1)(4)
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.	USD	6.000%	06/30/2021	700,000	694,750(1)
Reynolds Group Issuer LLC	USD	8.250%	02/15/2021	1,625,000	1,781,406
Signode Industrial Group Lux SA/Signode Industrial Group US, Inc.	USD	6.375%	05/01/2022	915,000	912,713(1)

					4,122,950

Drillers/Services - 3.94%
FTS International, Inc.	USD	6.250%	05/01/2022	1,375,000	1,412,812(1)
Hornbeck Offshore Services, Inc.:
	USD	5.875%	04/01/2020	827,000	847,675
	USD	5.000%	03/01/2021	1,107,000	1,087,627
Offshore Group Investment Ltd.	USD	7.125%	04/01/2023	1,905,000	1,900,238
Pacific Drilling SA	USD	5.375%	06/01/2020	1,967,000	1,927,660(1)
Parker Drilling Co.	USD	6.750%	07/15/2022	1,790,000	1,866,075(1)
Trinidad Drilling Ltd.	USD	7.875%	01/15/2019	1,375,000	1,452,344(1)

					10,494,431

Electric - 3.31%
The AES Corp.	USD	7.375%	07/01/2021	1,105,000	1,270,750
Calpine Corp.:
	USD	5.375%	01/15/2023	255,000	257,869
	USD	5.750%	01/15/2025	1,350,000	1,365,187
GenOn Energy, Inc.	USD	9.500%	10/15/2018	2,767,000	2,953,772
NRG Energy, Inc.	USD	6.250%	07/15/2022	1,425,000	1,499,813(1)
RJS Power Holdings LLC	USD	5.125%	07/15/2019	1,455,000	1,475,006(1)

					8,822,397

Environmental Services - 0.64%
Clean Harbors, Inc.	USD	5.250%	08/01/2020	1,641,000	1,694,333

Exploration & Production - 10.54%
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp., Series WI	USD	4.750%	11/15/2021	1,494,000	1,452,915
Bonanza Creek Energy, Inc.:
	USD	6.750%	04/15/2021	1,673,000	1,765,015
	USD	5.750%	02/01/2023	530,000	536,625
Calumet Specialty Products Partners LP/Calumet Finance Corp.:
	USD	9.625%	08/01/2020	935,000	1,061,225

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Exploration & Production (continued)
Calumet Specialty Products Partners LP/Calumet Finance Corp.: (continued)
	USD	6.500%	04/15/2021	915,000	$917,287(1)
Denbury Resources, Inc.	USD	5.500%	05/01/2022	1,370,000	1,405,962
EP Energy LLC/EP Energy Finance, Inc., Series WI	USD	9.375%	05/01/2020	1,033,000	1,169,873
Halcon Resources Corp.	USD	9.750%	07/15/2020	1,278,000	1,383,435
Kodiak Oil & Gas Corp.	USD	5.500%	01/15/2021	1,165,000	1,234,900
Laredo Petroleum, Inc.:
	USD	5.625%	01/15/2022	1,100,000	1,135,750
	USD	7.375%	05/01/2022	1,243,000	1,367,300
Linn Energy LLC	USD	7.750%	02/01/2021	1,219,000	1,304,330
MEG Energy Corp.:
	USD	6.500%	03/15/2021	965,000	1,022,900(1)
	USD	7.000%	03/31/2024	662,000	721,580(1)
Midstates Petroleum Co., Inc.	USD	10.750%	10/01/2020	1,946,000	2,162,493
Oasis Petroleum, Inc.:
	USD	7.250%	02/01/2019	1,531,000	1,615,205
	USD	6.875%	03/15/2022	773,000	848,368
QEP Resources, Inc.	USD	5.375%	10/01/2022	1,427,000	1,468,026
Samson Investment Co.	USD	9.750%	02/15/2020	1,741,000	1,784,525
SandRidge Energy, Inc.	USD	7.500%	03/15/2021	1,832,000	1,932,760
Venoco, Inc.	USD	8.875%	02/15/2019	1,839,000	1,774,635

					28,065,109

Financial Other - 1.10%
Aircastle Ltd.	USD	6.750%	04/15/2017	1,837,000	2,006,922
Ocwen Financial Corp.	USD	6.625%	05/15/2019	940,000	914,150(1)

					2,921,072

Food/Beverage/Tobacco - 3.67%
Boparan Finance PLC	GBP	5.500%	07/15/2021	530,000	839,268(2)
Chiquita Brands International, Inc./Chiquita Brands LLC	USD	7.875%	02/01/2021	2,370,000	2,601,075
Post Holdings, Inc.	USD	7.375%	02/15/2022	1,520,000	1,599,800
Premier Foods Finance PLC	GBP	6.500%	03/15/2021	1,000,000	1,635,235(2)
R&R PLC	EUR	9.250%	05/15/2018	450,000	606,949(2)(4)
Smithfield Foods, Inc.	USD	6.625%	08/15/2022	2,256,000	2,492,880

					9,775,207

Gaming - 2.34%
Isle of Capri Casinos, Inc.	USD	5.875%	03/15/2021	1,560,000	1,638,000
MGM Resorts International	USD	6.625%	12/15/2021	2,248,000	2,512,140

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Gaming (continued)
Pinnacle Entertainment, Inc.	USD	6.375%	08/01/2021	2,010,000	$2,095,425

					6,245,565

Gas Pipelines - 1.18%
Access Midstream Partners LP/ACMP Finance Corp.	USD	4.875%	05/15/2023	1,844,000	1,950,030
Sabine Pass Liquefaction LLC	USD	5.625%	02/01/2021	1,124,000	1,191,440

					3,141,470

Healthcare - 6.77%
Community Health Systems, Inc.	USD	8.000%	11/15/2019	1,552,000	1,691,680
DaVita HealthCare Partners, Inc.	USD	5.125%	07/15/2024	1,320,000	1,341,450
Grifols Worldwide Operations Ltd.	USD	5.250%	04/01/2022	1,270,000	1,308,100(1)
HCA Holdings, Inc.	USD	5.875%	03/15/2022	1,687,000	1,838,830
HealthSouth Corp.	USD	5.750%	11/01/2024	1,475,000	1,556,125
Hologic, Inc.	USD	6.250%	08/01/2020	1,419,000	1,504,140
IASIS Healthcare LLC	USD	8.375%	05/15/2019	1,417,000	1,505,563
Kinetic Concepts, Inc./KCI USA, Inc.:
	USD	10.500%	11/01/2018	1,049,000	1,173,569
	USD	12.500%	11/01/2019	1,190,000	1,361,062
LifePoint Hospitals, Inc.	USD	5.500%	12/01/2021	1,860,000	1,948,350(1)
Tenet Healthcare Corp.:
	USD	6.000%	10/01/2020	1,068,000	1,161,450
	USD	8.125%	04/01/2022	1,423,000	1,641,786

					18,032,105

Home Builders - 0.46%
Lennar Corp.	USD	4.750%	11/15/2022	1,234,000	1,221,660

Industrial Other - 1.97%
Cleaver-Brooks, Inc.	USD	8.750%	12/15/2019	1,461,000	1,629,015(1)
MasTec, Inc.	USD	4.875%	03/15/2023	2,688,000	2,634,240
WESCO Distribution, Inc.	USD	5.375%	12/15/2021	970,000	986,975

					5,250,230

Leisure - 0.63%
AMC Entertainment, Inc.	USD	5.875%	02/15/2022	1,635,000	1,692,225

Lodging - 1.24%
Hilton Worldwide Finance LLC	USD	5.625%	10/15/2021	1,446,000	1,535,471(1)
RHP Hotel Properties LP/RHP Finance Corp.	USD	5.000%	04/15/2021	1,753,000	1,761,765

					3,297,236

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Media Cable - 6.52%
Cablevision Systems Corp.:
	USD	8.000%	04/15/2020	864,000	$988,200
	USD	5.875%	09/15/2022	2,100,000	2,139,375
CCO Holdings LLC	USD	6.625%	01/31/2022	1,487,000	1,602,168
Cequel Communications Holdings I LLC/Cequel Capital Corp.	USD	5.125%	12/15/2021	2,036,000	2,028,365(1)
DISH DBS Corp., Series WI	USD	5.000%	03/15/2023	3,938,000	3,928,155
Mediacom LLC	USD	7.250%	02/15/2022	2,621,000	2,837,232
Numericable Group SA:
	USD	6.000%	05/15/2022	1,270,000	1,309,688(1)
	USD	6.250%	05/15/2024	660,000	681,450(1)
UPC Holding BV	EUR	6.375%	09/15/2022	1,300,000	1,851,645(2)

					17,366,278

Media Other - 3.10%
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.	USD	5.250%	02/15/2022	1,335,000	1,368,375(1)
Gray Television, Inc.	USD	7.500%	10/01/2020	1,830,000	1,939,800
Interep National Radio Sales, Inc., Series B	USD	10.000%	07/01/2008	27,318	3(3)
Nexstar Broadcasting, Inc., Series WI	USD	6.875%	11/15/2020	1,740,000	1,853,100
Sinclair Television Group, Inc., Series WI	USD	6.125%	10/01/2022	2,660,000	2,806,300
SiTV LLC / SiTV Finance, Inc.	USD	10.375%	07/01/2019	300,000	302,250(1)

					8,269,828

Metals/Mining/Steel - 4.26%
APERAM	USD	7.750%	04/01/2018	1,185,000	1,248,694(1)
ArcelorMittal:
	USD	6.750%	02/25/2022	1,221,000	1,368,985
	USD	7.500%	10/15/2039	1,255,000	1,371,088
Arch Coal, Inc.	USD	7.250%	06/15/2021	2,073,000	1,383,727
Cloud Peak Energy Resources LLC:
	USD	8.500%	12/15/2019	615,000	651,900
	USD	6.375%	03/15/2024	1,015,000	1,055,600
CONSOL Energy, Inc.	USD	8.250%	04/01/2020	1,131,000	1,208,756
Constellium NV	USD	5.750%	05/15/2024	1,015,000	1,060,675(1)
Peabody Energy Corp., Series WI	USD	6.250%	11/15/2021	1,992,000	1,992,000

					11,341,425

Non Captive Finance - 0.64%
International Lease Finance Corp.	USD	8.250%	12/15/2020	1,402,000	1,717,450

Paper/Forest Products - 3.12%
Cascades, Inc.:
	USD	7.875%	01/15/2020	1,075,000	1,136,812

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Paper/Forest Products (continued)
Cascades, Inc.: (continued)
	USD	5.500%	07/15/2022	735,000	$732,244(1)
Louisiana-Pacific Corp.	USD	7.500%	06/01/2020	1,578,000	1,727,910
Mercer International, Inc.	USD	9.500%	12/01/2017	1,679,000	1,790,234
Rayonier AM Products, Inc.	USD	5.500%	06/01/2024	1,455,000	1,429,537(1)
Xerium Technologies, Inc.	USD	8.875%	06/15/2018	1,404,000	1,490,873

					8,307,610

Pharmaceuticals - 0.44%
Mallinckrodt International Finance SA/Mallinckrodt CB LLC	USD	5.750%	08/01/2022	1,155,000	1,180,988(1)

Publishing/Printing - 1.19%
Gannett Co., Inc.	USD	6.375%	10/15/2023	1,714,000	1,825,410(1)
IDEARC, Inc.	USD	8.000%	11/15/2016	1,345,000	0(3)
Quebecor Media, Inc.	USD	5.750%	01/15/2023	1,296,000	1,334,880

					3,160,290

Refining - 0.82%
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
	USD	5.875%	10/01/2020	1,075,000	1,131,437
	USD	6.125%	10/15/2021	1,003,000	1,060,673

					2,192,110

Restaurants - 0.67%
Landry’s, Inc.	USD	9.375%	05/01/2020	1,642,000	1,773,360(1)

Retail Non Food/Drug - 1.72%
Bon-Ton Department Stores, Inc.	USD	8.000%	06/15/2021	692,000	650,480
Guitar Center, Inc.:
	USD	6.500%	04/15/2019	445,000	423,862(1)
	USD	9.625%	04/15/2020	960,000	806,400(1)
Hot Topic, Inc.	USD	9.250%	06/15/2021	1,495,000	1,644,500(1)
Petco Holdings, Inc.	USD	8.500%	10/15/2017	1,026,000	1,055,498(1)(4)

					4,580,740

Services Other - 0.54%
Outerwall, Inc.	USD	6.000%	03/15/2019	1,400,000	1,435,000

Technology - 4.36%
Alcatel-Lucent USA, Inc.	USD	6.750%	11/15/2020	1,230,000	1,306,875(1)
Amkor Technology, Inc.	USD	6.375%	10/01/2022	1,049,000	1,114,562
Artesyn Escrow, Inc.	USD	9.750%	10/15/2020	1,275,000	1,278,188(1)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Technology (continued)
BMC Software Finance, Inc.	USD	8.125%	07/15/2021	1,435,000	$1,456,525(1)
First Data Corp.	USD	12.625%	01/15/2021	1,637,000	2,005,325
Magnachip Semiconductor Corp.	USD	6.625%	07/15/2021	1,087,000	1,059,825
NCR Corp.	USD	5.000%	07/15/2022	1,689,000	1,705,890
Nuance Communications, Inc.	USD	5.375%	08/15/2020	1,657,000	1,673,570(1)

					11,600,760

Textile/Apparel - 1.56%
Levi Strauss & Co.	USD	6.875%	05/01/2022	1,410,000	1,540,425
Quiksilver, Inc.:
	USD	10.000%	08/01/2020	931,000	744,800
	USD	7.875%	08/01/2018	1,117,000	1,058,358(1)
William Carter Co.	USD	5.250%	08/15/2021	775,000	813,750

					4,157,333

Wireless - 4.66%
Altice SA	USD	7.750%	05/15/2022	1,510,000	1,608,150(1)
Matterhorn Mobile Holdings SA	EUR	8.250%	02/15/2020	1,248,000	1,787,402(2)
Mobile Challenger Intermediate Group SA	EUR	8.750%	03/15/2019	800,000	1,077,445(2)(4)
Sprint Capital Corp.	USD	8.750%	03/15/2032	2,565,000	2,872,800
T-Mobile USA, Inc.:
	USD	6.731%	04/28/2022	1,880,000	1,990,450
	USD	6.500%	01/15/2024	965,000	1,006,012
Wind Acquisition Finance SA:
	USD	7.375%	04/23/2021	825,000	872,438(1)
	USD	6.500%	04/30/2020	1,122,000	1,204,747(1)

					12,419,444

Wirelines - 4.27%
CenturyLink, Inc.:
	USD	5.800%	03/15/2022	641,000	679,460
	USD	7.650%	03/15/2042	700,000	714,000
Cincinnati Bell, Inc.	USD	8.375%	10/15/2020	1,558,000	1,698,220
Citizens Communications Co.	USD	9.000%	08/15/2031	1,735,000	1,882,475
CyrusOne LP/CyrusOne Finance Corp.	USD	6.375%	11/15/2022	2,060,000	2,188,750
Level 3 Financing, Inc., Series WI	USD	7.000%	06/01/2020	1,804,000	1,952,830
Windstream Corp.	USD	7.500%	04/01/2023	2,106,000	2,253,420

					11,369,155

TOTAL CORPORATE BONDS (Cost $228,183,914)					237,607,574

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CONVERTIBLE CORPORATE BONDS - 1.63%

Automotive - 0.11%
TRW Automotive, Inc.	USD	3.500%	12/01/2015	90,000	$293,287

Consumer Products - 0.09%
Jarden Corp.	USD	1.125%	03/15/2034	226,000	234,051(1)

Drillers/Services - 0.15%
Hornbeck Offshore Services, Inc.	USD	1.500%	09/01/2019	346,000	396,170

Exploration & Production - 0.15%
Stone Energy Corp.	USD	1.750%	03/01/2017	347,000	389,724

Home Builders - 0.16%
Ryland Group, Inc.	USD	0.250%	06/01/2019	446,000	423,700

Industrial Other - 0.09%
Altra Industrial Motion Corp.	USD	2.750%	03/01/2031	182,000	244,790

Lodging - 0.01%
Home Inns & Hotels Management, Inc.	USD	2.000%	12/15/2015	43,000	42,113

Metals/Mining/Steel - 0.18%
RTI International Metals, Inc.:
	USD	3.000%	12/01/2015	353,000	374,842
	USD	1.625%	10/15/2019	99,400	102,258

					477,100

Railroads - 0.04%
Greenbrier Cos., Inc.	USD	3.500%	04/01/2018	55,000	109,622

Technology - 0.65%
Ciena Corp.:
	USD	0.875%	06/15/2017	87,000	87,435
	USD	4.000%	03/15/2015	375,000	424,922(1)
HomeAway, Inc.	USD	0.125%	04/01/2019	82,000	79,181(1)
Intel Corp.	USD	2.950%	12/15/2035	211,000	274,036
NetSuite, Inc.	USD	0.250%	06/01/2018	219,000	228,171
Sandisk Corp.	USD	0.500%	10/15/2020	339,000	413,580(1)

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Technology (continued)
ServiceNow, Inc.	USD	0.000%	11/01/2018	211,000	$230,386(1)(5)

					1,737,711

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $3,868,107)					4,348,268

BANK LOANS - 6.38%(6)

Electric - 1.26%
Texas Competitive Electric Holdings Co. LLC - 2017 Term Loan	USD	4.652%	10/10/2017	4,320,167	3,350,830(3)

Food/Beverage/Tobacco - 1.04%
Del Monte Foods Inc.	USD	8.250%	05/26/2021	1,305,000	1,256,063
New HB Acquisition LLC - Term B Loan	USD	6.750%	03/12/2020	1,471,388	1,515,529

					2,771,592

Industrial Other - 0.34%
Gates Global LLC	USD	4.250%	06/12/2021	920,000	914,154

Lodging - 0.52%
La Quinta Intermediate Holdings LLC - Initial Term Loan	USD	4.000%	02/10/2021	1,394,762	1,394,180

Metals/Mining/Steel - 0.31%
Arch Coal, Inc., - Term Loan	USD	6.250%	05/01/2018	841,567	820,679

Publishing/Printing - 0.85%
Tribune Company - Term B Loan	USD	4.000%	11/20/2020	2,254,568	2,255,963

Retail Food/Drug - 0.88%
Albertson’s Holdings LLC	USD	L+4.500%	08/08/2021	2,330,000	2,335,583(7)

Technology - 1.18%
Dell International LLC - Term B Loan	USD	4.500%	03/24/2020	3,136,300	3,150,238

TOTAL BANK LOANS (Cost $16,983,393)					16,993,219

COMMON/PREFERRED STOCKS - 0.68%
Comtech Telecommunications Corp.	USD			12,825	487,863
EME Reorganization Trust	USD			3,059,892	428,385
General Maritime	USD			1,929	19
NRG Energy, Inc.	USD			10,061	309,678
SandRidge Energy, Inc.	USD			3,451	352,002

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)
Technology (continued)
Subsea 7 SA	NOK			14,306	$237,976

					1,815,923

TOTAL COMMON/PREFERRED STOCKS (Cost $1,833,182)					1,815,923

SHORT TERM INVESTMENTS - 1.40%

Money Market Mutual Funds - 1.40%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	3,718,689	3,718,689

TOTAL SHORT TERM INVESTMENTS (Cost $3,718,689)					3,718,689

Total Investments - 99.30% (Cost $254,587,285)					264,483,673
Other Assets in Excess of Liabilities - 0.70%					1,851,501

Net Assets - 100.00%					$266,335,174

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro Currency
GBP	-	Great British Pound
NOK	-	Norwegian Krone
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $65,820,259, which represents approximately 24.71% of net assets as of August 31, 2014.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2014, the aggregate market value of those securities was $9,985,682, which represents approximately 3.75% of net assets.
(3)	Security is in default and therefore is non-income producing.
(4)	Pay-in-kind securities.
(5)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(6)	Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. All loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (“LIBOR”) or (iii) the Certificate of Deposit rate. Rate shown represents the weighted average rate at August 31, 2014. Bank Loans, while exempt from registration, under the Securities Act of 1933, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturity shown.
(7)	All or a portion of this position has not settled. Contract rates do not take effect until settlement date.

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Common Abbreviations:
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.

LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
NV	-	Naamloze Vennootschap is the Dutch term used for a public limited liability company.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SCA	-	Société en commandite par actions is a term from Luxembourg meaning partnership by limited shares.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

J.P. Morgan Chase & Co.	EUR	8,371,100	Sale	09/30/2014	$11,001,500	$230,549
J.P. Morgan Chase & Co.	GBP	1,523,927	Sale	09/30/2014	2,529,278	34,731

						$265,280

J.P. Morgan Chase & Co.	EUR	2,602,884	Purchase	09/30/2014	$3,420,773	$(7,417)

						$(7,417)

** The contracted amount is stated in the currency in which the contract is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Local Markets Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

SOVEREIGN DEBT OBLIGATIONS - 72.25%
Argentina - 1.77%
Republic of Argentina:
	USD	7.000%	10/03/2015	24,291,782	$22,242,501
	USD	7.000%	04/17/2017	22,852,600	19,124,452

					41,366,953

Brazil - 9.26%
Brazil Letras do Tesouro Nacional:
	BRL	0.000%	01/01/2017	35,349,000	12,285,196(1)
	BRL	0.000%	01/01/2018	446,147,000	139,356,641(1)
	BRL	0.000%	07/01/2018	150,969,000	44,693,668(1)
Nota Do Tesouro Nacional	BRL	10.000%	01/01/2021	48,528,000	20,556,651

					216,892,156

Colombia - 4.01%
Bogota Distrio Capital	COP	9.750%	07/26/2028	59,941,000,000	39,617,801(2)
International Bank for Reconstruction & Development	COP	8.000%	03/02/2020	1,020,000,000	602,262
Republic of Colombia:
	COP	12.000%	10/22/2015	17,788,000,000	10,017,043
	COP	7.750%	04/14/2021	17,521,000,000	10,230,427
	COP	4.375%	03/21/2023	8,463,000,000	4,018,309
	COP	9.850%	06/28/2027	42,677,000,000	29,357,617

					93,843,459

Hungary - 0.95%
Hungarian Government:
	HUF	6.750%	02/24/2017	1,281,400,000	5,829,840
	HUF	5.500%	12/20/2018	1,812,260,000	8,202,475
	HUF	6.500%	06/24/2019	959,310,000	4,512,635
	HUF	5.500%	06/24/2025	833,730,000	3,790,174

					22,335,124

Indonesia - 6.70%
European Bank for Reconstruction & Development	IDR	7.200%	06/08/2016	37,740,000,000	3,215,522
Indonesia Government:
	IDR	5.625%	05/15/2023	236,322,000,000	17,222,869
	IDR	6.125%	05/15/2028	132,110,000,000	9,246,853
	IDR	8.250%	06/15/2032	56,400,000,000	4,675,691
	IDR	6.625%	05/15/2033	184,000,000,000	12,886,685
	IDR	8.375%	03/15/2034	19,020,000,000	1,591,843
Inter-American Development Bank	IDR	0.000%	08/20/2015	286,830,000,000	22,978,277(1)
Republic of Indonesia:
	IDR	7.875%	04/15/2019	137,540,000,000	11,752,189
	IDR	12.800%	06/15/2021	2,980,000,000	317,489
	IDR	7.000%	05/15/2022	132,570,000,000	10,653,199
	IDR	8.375%	03/15/2024	283,890,000,000	24,754,674
	IDR	9.000%	03/15/2029	420,070,000,000	37,616,869

					156,912,160

Malaysia - 10.15%
Malaysian Government:
	MYR	3.172%	07/15/2016	61,490,000	19,476,060
	MYR	3.394%	03/15/2017	24,050,000	7,609,093
	MYR	4.012%	09/15/2017	170,000,000	54,659,423
	MYR	3.314%	10/31/2017	23,870,000	7,521,852

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Malaysia (continued)
Malaysian Government: (continued)
	MYR	3.580%	09/28/2018	28,110,000	$8,909,229
	MYR	3.654%	10/31/2019	16,150,000	5,117,326
	MYR	3.492%	03/31/2020	95,270,000	29,781,547
	MYR	3.889%	07/31/2020	21,990,000	7,011,406
	MYR	4.160%	07/15/2021	26,730,000	8,638,234
	MYR	4.048%	09/30/2021	45,270,000	14,575,159
	MYR	3.418%	08/15/2022	73,150,000	22,522,866
	MYR	3.480%	03/15/2023	78,270,000	24,086,897
	MYR	4.181%	07/15/2024	52,220,000	16,919,645
	MYR	4.392%	04/15/2026	16,370,000	5,331,156
	MYR	3.844%	04/15/2033	18,480,000	5,525,825

					237,685,718

Mexico - 10.19%
Mexican Bonos:
	MXN	9.500%	12/18/2014	50,464,000	3,933,627
	MXN	6.000%	06/18/2015	97,660,000	7,645,097
	MXN	7.250%	12/15/2016	285,762,000	23,601,413
	MXN	5.000%	06/15/2017	98,263,000	7,750,209
	MXN	7.750%	12/14/2017	386,121,000	32,790,278
	MXN	8.500%	12/13/2018	135,950,000	11,972,049
	MXN	8.000%	06/11/2020	397,474,000	34,881,516
	MXN	6.500%	06/10/2021	479,861,000	39,186,567
	MXN	6.500%	06/09/2022	334,818,000	27,212,326
	MXN	8.000%	12/07/2023	291,132,100	26,005,905
	MXN	8.500%	05/31/2029	58,535,000	5,464,855
	MXN	7.750%	05/29/2031	209,386,000	18,293,137

					238,736,979

Poland - 4.83%
Republic of Poland:
	PLN	3.000%	08/24/2016	136,525,182	44,115,415
	PLN	2.500%	07/25/2018	23,940,000	7,487,440
	PLN	3.250%	07/25/2019	14,170,000	4,564,952
	PLN	2.750%	08/25/2023	11,046,900	3,765,662
	PLN	4.000%	10/25/2023	120,270,000	40,170,732
	PLN	3.250%	07/25/2025	24,290,000	7,590,269
	PLN	5.750%	04/25/2029	14,050,000	5,535,120

					113,229,590

Russia - 9.38%
Russian Federation:
	RUB	7.400%	06/14/2017	142,320,000	3,651,277
	RUB	6.200%	01/31/2018	82,700,000	2,020,030
	RUB	7.850%	03/10/2018	60,000,000	1,535,271(3)
	RUB	7.850%	03/10/2018	585,000,000	14,968,894(2)
	RUB	7.500%	02/27/2019	123,140,000	3,086,839
	RUB	6.700%	05/15/2019	79,679,000	1,923,633
	RUB	6.800%	12/11/2019	80,830,000	1,943,777
	RUB	6.400%	05/27/2020	147,680,000	3,463,572
	RUB	7.600%	04/14/2021	1,629,070,000	39,857,683
	RUB	7.000%	11/24/2021	288,490,000	6,625,727(4)
	RUB	7.600%	07/20/2022	1,642,850,000	39,617,766
	RUB	7.000%	01/25/2023	1,051,950,000	24,302,170
	RUB	7.000%	08/16/2023	452,370,000	10,413,992
	RUB	8.150%	02/03/2027	915,940,000	22,273,752
	RUB	7.050%	01/19/2028	2,011,526,000	44,078,860

					219,763,243

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
South Africa - 4.89%
Asian Development Bank	ZAR	6.500%	09/15/2015	4,500,000	$418,523
European Investment Bank	ZAR	0.000%	12/31/2018	5,110,000	352,245(1)
Republic of South Africa:
	ZAR	7.250%	01/15/2020	106,030,000	9,910,372
	ZAR	6.750%	03/31/2021	49,070,000	4,423,251
	ZAR	10.500%	12/21/2026	405,740,000	45,484,916
	ZAR	7.000%	02/28/2031	157,580,000	12,909,611
	ZAR	6.250%	03/31/2036	327,890,000	23,788,002
	ZAR	8.500%	01/31/2037	15,740,000	1,454,355
	ZAR	6.500%	02/28/2041	103,530,000	7,561,985
	ZAR	8.750%	01/31/2044	65,140,000	6,135,420
	ZAR	8.750%	02/28/2048	22,810,000	2,153,272

					114,591,952

Thailand - 4.83%
Thailand Government:
	THB	3.250%	06/16/2017	287,110,000	9,151,220
	THB	3.580%	12/17/2017	293,730,000	9,037,997
	THB	3.875%	06/13/2019	754,760,000	24,546,317
	THB	1.200%	07/14/2021	832,574,529	25,472,266
	THB	3.650%	12/17/2021	191,610,000	6,130,138
	THB	3.625%	06/16/2023	1,228,460,000	38,943,293

					113,281,231

Turkey - 4.81%
Republic of Turkey:
	TRY	10.500%	01/15/2020	31,570,000	15,664,504
	TRY	9.500%	01/12/2022	76,390,000	36,542,799
	TRY	8.500%	09/14/2022	51,360,000	23,202,887
	TRY	7.100%	03/08/2023	59,460,000	24,537,737
	TRY	10.400%	03/20/2024	25,200,000	12,754,476

					112,702,403

Venezuela - 0.48%
Republic of Venezuela	USD	5.750%	02/26/2016	12,069,500	11,166,701(2)

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,755,405,425)					1,692,507,669

CORPORATE BONDS - 3.17%
Colombia - 0.65%
Emgesa SA ESP:
	COP	8.750%	01/25/2021	616,000,000	349,768(3)
	COP	8.750%	01/25/2021	16,739,000,000	9,504,487(2)
Empresas Publicas de Medellin ESP:
	COP	8.375%	02/01/2021	776,000,000	427,931(3)
	COP	8.375%	02/01/2021	3,338,000,000	1,840,763(2)
Findeter	COP	7.875%	08/12/2024	5,687,000,000	3,050,567(3)

					15,173,516

Mexico - 0.78%
America Movil SAB de CV	MXN	6.000%	06/09/2019	134,900,000	10,566,492
Petroleos Mexicanos	MXN	7.650%	11/24/2021	91,160,000	7,595,898(3)

					18,162,390

Venezuela - 1.74%
Petroleos de Venezuela SA:
	USD	8.500%	11/02/2017	33,333,600	29,991,907(2)
	USD	6.000%	05/16/2024	3,983,519	2,344,381(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Venezuela (continued)
Petroleos de Venezuela SA: (continued)
	USD	6.000%	11/15/2026	14,881,152	$8,519,459(2)

					40,855,747

TOTAL CORPORATE BONDS (Cost $74,670,500)					74,191,653

CREDIT LINKED NOTES - 5.65%
Colombia - 1.78%
Titulos de Tesoreria - Series B:
Citigroup Global Markets	COP	7.000%	02/26/2015	11,110,496,800	5,988,711(5)
Citigroup Global Markets	COP	7.250%	06/16/2016	2,200,000,000	1,187,091
Citigroup Global Markets	COP	7.250%	06/16/2016	9,678,000,000	5,222,118
Citigroup Global Markets	COP	11.000%	07/27/2020	4,500,000,000	2,877,734
Citigroup Global Markets	COP	11.000%	07/27/2020	4,570,000,000	2,922,499(5)
Citigroup Global Markets	COP	11.000%	07/27/2020	6,546,000,000	4,186,144(3)
Citigroup Global Markets	COP	7.000%	05/05/2022	5,200,000,000	2,805,579
Citigroup Global Markets	COP	7.000%	05/05/2022	10,113,510,000	5,456,587(3)(5)
JPMorgan Chase & Co.	COP	7.000%	05/06/2022	12,970,000,000	6,988,983
Citigroup Global Markets	COP	10.000%	07/25/2024	6,000,000,000	3,913,824

					41,549,270

Indonesia - 3.87%
Republic of Indonesia:
Deutsche Bank AG London	IDR	8.250%	07/19/2021	111,500,000,000	9,603,632
JPMorgan Chase & Co.	IDR	7.000%	05/15/2022	105,974,000,000	8,470,672
Deutsche Bank AG London	IDR	7.000%	05/17/2022	60,000,000,000	4,797,435
Deutsche Bank AG London	IDR	7.000%	05/17/2022	240,900,000,000	19,261,703
Deutsche Bank AG London	IDR	5.625%	05/17/2023	15,000,000,000	1,083,565
JPMorgan Chase & Co.	IDR	5.625%	05/17/2023	180,398,000,000	13,070,084
HSBC Bank	IDR	11.000%	09/15/2025	49,455,000,000	5,056,481
HSBC Bank	IDR	11.000%	09/15/2025	60,487,000,000	6,184,437
Deutsche Bank AG London	IDR	11.000%	09/17/2025	32,500,000,000	3,289,981
Deutsche Bank AG London	IDR	7.000%	05/18/2027	25,400,000,000	1,919,695
JPMorgan Chase & Co.	IDR	6.125%	05/17/2028	16,900,000,000	1,182,819
Deutsche Bank AG London	IDR	8.250%	06/17/2032	176,000,000,000	14,275,748
JPMorgan Chase & Co.	IDR	6.625%	05/15/2033	36,002,000,000	2,502,212

					90,698,464

TOTAL CREDIT LINKED NOTES (Cost $169,543,996)					132,247,734

INFLATION LINKED NOTES - 1.59%
Mexico - 1.59%
Mexican Udibonos:
	MXN	2.000%	06/09/2022	84,866,496	6,495,549
	MXN	4.500%	11/22/2035	331,742,881	30,858,350

					37,353,899

TOTAL INFLATION LINKED NOTES (Cost $37,341,104)					37,353,899

	Currency	Rate	Maturity Date	Shares*	Market Value (Expressed in U.S. $)
SHORT TERM INVESTMENTS - 6.56%
Money Market Mutual Funds - 6.56%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	153,603,181	$153,603,181

TOTAL SHORT TERM INVESTMENTS (Cost $153,603,181)					153,603,181

Total Investments - 89.22% (Cost $2,190,564,206)					2,089,904,136
Other Assets In Excess of Liabilities - 10.78%					252,581,577

Net Assets - 100.00%					$2,342,485,713

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
BRL	-	Brazilian Real
CLP	-	Chilean Peso
COP	-	Colombian Peso
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NGN	-	Nigerian Naira
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
ZAR	-	South African Rand

(1)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(2)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2014, the aggregate market value of those securities was $117,954,393, which represents approximately 5.04% of net assets.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $22,602,166, which represents approximately 0.96% of net assets as of August 31, 2014.
(4)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2014.
(5)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2014.

Common Abbreviations:
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
SA	-	Generally designates corporations in various countries mostly employing civil law.
SAB de CV	-	A variable capital company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation/ (Depreciation)

Citigroup Global Markets	COP	33,364,990,300	Purchase	11/26/2014	$17,201,575	$26,145
Citigroup Global Markets	HUF	3,842,129,550	Sale	10/07/2014	16,013,699	162,557
Citigroup Global Markets	MYR	104,970,910	Purchase	10/14/2014	33,175,056	232,671
Citigroup Global Markets	NGN	3,781,744,871	Purchase	11/06/2014	22,959,555	88,404
Citigroup Global Markets	THB	892,476,850	Purchase	10/17/2014	27,875,296	124,779
Deutsche Bank AG London	TRY	237,403,664	Purchase	09/12/2014	109,501,144	226,944

						$861,500

Citigroup Global Markets	CLP	1,814,689,500	Purchase	09/22/2014	$3,085,577	$(126,263)
Citigroup Global Markets	COP	13,316,270,000	Purchase	10/10/2014	6,899,904	(221,096)
Citigroup Global Markets	HUF	3,842,129,550	Purchase	10/07/2014	16,013,699	(776,624)
Citigroup Global Markets	MYR	29,828,357	Sale	10/14/2014	9,426,968	(116,868)
Citigroup Global Markets	PLN	147,070,354	Purchase	09/16/2014	45,865,347	(220,876)
JPMorgan Chase & Co.	ZAR	645,348,910	Purchase	09/16/2014	60,328,713	(94,884)

						$(1,556,611)

** The contracted amount is stated in the currency in which the contract is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Emerging Markets Corporate Debt Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 96.08%
Argentina - 1.37%
Arcos Dorados Holdings, Inc.	USD	6.625%	09/27/2023	100,000	$102,438(1)
YPF SA	USD	8.750%	04/04/2024	275,000	288,750(2)

					391,188

Brazil - 7.71%
Andrade Gutierrez International SA	USD	4.000%	04/30/2018	194,000	193,515(2)
CIMPOR Financial Operations BV	USD	5.750%	07/17/2024	361,000	357,390(2)
Cosan Luxembourg SA	USD	5.000%	03/14/2023	200,000	194,366(2)
ESAL GmbH	USD	6.250%	02/05/2023	200,000	200,875(2)
Fibria Overseas Finance Ltd.	USD	5.250%	05/12/2024	125,000	125,937
Itau Unibanco Holding SA	USD	5.650%	03/19/2022	98,000	102,537(2)
Odebrecht Drilling Norbe VIII/IX Ltd.	USD	6.350%	06/30/2021	175,875	188,582(1)
Odebrecht Finance Ltd.	USD	5.250%	06/27/2029	424,000	430,360(2)
QGOG Atlantic/Alaskan Rigs Ltd.	USD	5.250%	07/30/2018	195,997	206,287(2)
Samarco Mineracao SA	USD	4.125%	11/01/2022	51,000	49,470(2)
Schahin II Finance Co. SPV Ltd.	USD	5.875%	09/25/2022	148,587	145,615(2)

					2,194,934

Chile - 3.09%
Cencosud SA	USD	4.875%	01/20/2023	80,000	80,800(2)
Colbun SA	USD	4.500%	07/10/2024	200,000	201,500(2)
Empresa Nacional de Electricidad SA	USD	4.250%	04/15/2024	89,000	90,780
ENTEL Chile SA	USD	4.875%	10/30/2024	240,000	250,800(2)
VTR Finance BV	USD	6.875%	01/15/2024	236,000	254,197(2)

					878,077

China - 5.65%
Bestgain Real Estate Ltd.	USD	2.625%	03/13/2018	200,000	193,976(1)
CITIC Ltd.:
	USD	6.375%	04/10/2020	300,000	343,500
	USD	7.875%	Perpetual	200,000	215,000(3)
	USD	8.625%	Perpetual	200,000	236,500(1)(3)
Country Garden Holdings Co. Ltd.	USD	11.125%	02/23/2018	135,000	146,813(1)
Lenovo Group Ltd.	USD	4.700%	05/08/2019	350,000	369,255
Tencent Holdings Ltd.	USD	3.375%	03/05/2018	100,000	103,221(2)

					1,608,265

Colombia - 5.19%
Bancolombia SA	USD	5.125%	09/11/2022	200,000	203,000
Empresa de Energia de Bogota SA ESP	USD	6.125%	11/10/2021	175,000	189,875(2)
Grupo Aval Ltd.	USD	5.250%	02/01/2017	130,000	139,263(2)
Gruposura Finance	USD	5.700%	05/18/2021	157,000	171,522(2)
Millicom International Cellular SA	USD	6.625%	10/15/2021	124,000	135,935(2)
Pacific Rubiales Energy Corp.	USD	5.125%	03/28/2023	340,000	344,675(2)
SUAM Finance BV	USD	4.875%	04/17/2024	148,000	151,700(2)
Transportadora de Gas Internacional SA ESP	USD	5.700%	03/20/2022	130,000	140,595(2)

					1,476,565

Ghana - 0.66%
Tullow Oil PLC	USD	6.000%	11/01/2020	185,000	187,775(2)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Guatemala - 0.78%
Comcel Trust	USD	6.875%	02/06/2024	200,000	$221,000(2)

Hong Kong - 4.44%
Goodman HK Finance	USD	4.375%	06/19/2024	300,000	305,519
Hutchison Whampoa International 09 Ltd.	USD	7.625%	04/09/2019	42,000	51,565(2)
Hutchison Whampoa International 10 Ltd.	USD	6.000%	Perpetual	210,000	219,450(1)(3)
Hutchison Whampoa International 11 Ltd.	USD	4.625%	01/13/2022	195,000	213,199(2)
Hutchison Whampoa International 12 Ltd.	USD	6.000%	Perpetual	140,000	151,442(1)(3)
Li & Fung Ltd.:
	USD	5.500%	05/16/2017	100,000	109,205(1)
	USD	6.000%	Perpetual	200,000	214,000(1)(3)

					1,264,380

India - 5.60%
Bharti Airtel International Netherlands BV:
	USD	5.125%	03/11/2023	256,000	272,527(2)
	USD	5.350%	05/20/2024	200,000	215,443(1)
ICICI Bank Ltd.	USD	5.750%	11/16/2020	114,000	126,432(1)
NTPC Ltd.	USD	5.625%	07/14/2021	275,000	300,619
Reliance Holding USA, Inc.	USD	5.400%	02/14/2022	200,000	220,780(2)
Vedanta Resources PLC:
	USD	6.750%	06/07/2016	75,000	78,825(1)
	USD	6.000%	01/31/2019	130,000	135,850(2)
	USD	8.250%	06/07/2021	102,000	115,133(2)
	USD	7.125%	05/31/2023	120,000	127,500(2)

					1,593,109

Indonesia - 3.62%
Indosat Palapa Co. BV	USD	7.375%	07/29/2020	250,000	270,312(1)
Listrindo Capital BV	USD	6.950%	02/21/2019	320,000	344,000(2)
Perusahaan Gas Negara Persero TBK PT	USD	5.125%	05/16/2024	200,000	207,125(2)
PT Adaro Indonesia	USD	7.625%	10/22/2019	200,000	208,500(1)

					1,029,937

Israel - 3.21%
B Communications Ltd.	USD	7.375%	02/15/2021	483,000	514,395(2)
Delek & Avner Tamar Bond Ltd.:
	USD	3.839%	12/30/2018	122,000	123,525(2)
	USD	5.082%	12/30/2023	268,000	274,700(2)

					912,620

Jamaica - 1.28%
Digicel Group Ltd.	USD	7.125%	04/01/2022	350,000	365,750(1)

Kazakhstan - 2.18%
Nostrum Oil & Gas Finance BV	USD	6.375%	02/14/2019	153,000	159,311(2)
Zhaikmunai LP	USD	7.125%	11/13/2019	425,000	460,594(2)

					619,905

Luxembourg - 0.74%
Puma International Financing SA	USD	6.750%	02/01/2021	205,000	211,919(2)

Macau - 1.38%
MCE Finance Ltd.	USD	5.000%	02/15/2021	388,000	393,820(2)

Malaysia - 0.78%
Malayan Banking Bhd	USD	3.250%	09/20/2022	220,000	222,670(3)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Mexico - 8.41%
BBVA Bancomer SA	USD	6.750%	09/30/2022	480,000	$547,200(2)
Cemex Finance LLC	USD	9.375%	10/12/2022	118,000	138,945(2)
Cemex SAB de CV:
	USD	9.500%	06/15/2018	190,000	215,650(2)
	USD	7.250%	01/15/2021	120,000	132,300(2)
Fresnillo PLC	USD	5.500%	11/13/2023	200,000	215,500(2)
Metalsa SAB de CV	USD	4.900%	04/24/2023	256,000	250,880(2)
Mexichem SAB de CV	USD	4.875%	09/19/2022	160,000	171,200(2)
Mexico Generadora De Energia	USD	5.500%	12/06/2032	160,000	167,600(2)
Telefonos de Mexico SAB de CV	USD	5.500%	11/15/2019	120,000	137,455
Tenedora Nemak SAB de CV	USD	5.500%	02/28/2023	400,000	418,000(2)

					2,394,730

Morocco - 1.89%
OCP SA:
	USD	5.625%	04/25/2024	434,000	461,125(2)
	USD	6.875%	04/25/2044	70,000	76,650(2)

					537,775

Peru - 4.28%
Alicorp SAA	USD	3.875%	03/20/2023	223,000	220,770(2)
Banco de Credito del Peru	USD	5.375%	09/16/2020	62,000	67,735(1)
Cementos Pacasmayo SAA	USD	4.500%	02/08/2023	60,000	57,300(2)
Cia Minera Ares SAC	USD	7.750%	01/23/2021	200,000	217,250(2)
Cia Minera Milpo SAA	USD	4.625%	03/28/2023	192,000	192,960(2)
Consorcio Transmantaro SA	USD	4.375%	05/07/2023	254,000	250,825(2)
Inkia Energy Ltd.	USD	8.375%	04/04/2021	140,000	154,000(2)
Volcan Cia Minera SAA	USD	5.375%	02/02/2022	57,000	58,311(2)

					1,219,151

Philippines - 1.35%
FPT Finance Ltd.	USD	6.375%	09/28/2020	350,000	383,250(1)

Qatar - 3.50%
Ooredoo International Finance Ltd.	USD	4.750%	02/16/2021	434,000	477,943(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. II	USD	5.298%	09/30/2020	236,146	258,875(1)
Ras Laffan Liquefied Natural Gas Co. Ltd. III	USD	6.750%	09/30/2019	215,000	258,537(1)

					995,355

Russia - 5.32%
Alfa Bank OJSC Via Alfa Bond Issuance PLC	USD	7.500%	09/26/2019	136,000	132,077(2)
EuroChem Mineral & Chemical Co. OJSC via EuroChem GI Ltd.	USD	5.125%	12/12/2017	185,000	179,681(2)
Evraz Group SA	USD	6.500%	04/22/2020	200,000	180,000(1)
Metalloinvest Finance Ltd.	USD	6.500%	07/21/2016	80,000	81,400(2)
Vimpel Communications Holdings BV:
	USD	6.255%	03/01/2017	200,000	201,500(1)
	USD	7.504%	03/01/2022	200,000	202,000(1)
	USD	5.950%	02/13/2023	126,000	114,975(2)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC	USD	7.748%	02/02/2021	148,000	150,960(2)
Wind Acquisition Finance SA	EUR	4.000%	07/15/2020	206,000	271,690(2)

					1,514,283

Saudi Arabia - 0.75%
Saudi Electricity Global Sukuk Co. 3:
	USD	4.000%	04/08/2024	130,000	136,337(2)
	USD	5.500%	04/08/2044	72,000	77,778(2)

					214,115

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Singapore - 2.46%
DBS Bank Ltd.	USD	3.625%	09/21/2022	80,000	$82,861(1)(3)
Olam International Ltd.	USD	5.750%	09/20/2017	400,000	423,500
Oversea-Chinese Banking Corp. Ltd.	USD	4.000%	10/15/2024	61,000	62,198(2)(3)
STATS ChipPAC Ltd.	USD	4.500%	03/20/2018	129,000	130,290(2)

					698,849

South Africa - 1.48%
Myriad International Holdings BV	USD	6.000%	07/18/2020	383,000	420,917(2)

South Korea - 2.84%
Korea Gas Corp.:
	USD	2.875%	07/29/2018	30,000	30,855(2)
	USD	3.875%	02/12/2024	150,000	158,895(2)
Korea Hydro & Nuclear Power Co. Ltd.	USD	4.750%	07/13/2021	160,000	178,442(1)
Korea Midland Power Co. Ltd.	USD	2.750%	02/11/2019	300,000	305,208(1)
Korea National Oil Corp.	USD	3.250%	07/10/2024	134,000	134,290(2)

					807,690

Thailand - 3.09%
Bangkok Bank PCL:
	USD	3.300%	10/03/2018	64,000	65,947(2)
	USD	3.875%	09/27/2022	136,000	139,037(2)
PTT Exploration & Production PCL	USD	4.875%	Perpetual	473,000	484,210(2)(3)
PTT Global Chemical PCL	USD	4.250%	09/19/2022	80,000	82,557(2)
PTTEP Canada International Finance Ltd.	USD	5.692%	04/05/2021	94,000	107,067(1)

					878,818

Trinidad - 1.28%
Columbus International Inc.	USD	7.375%	03/30/2021	335,000	363,475(2)

Turkey - 4.46%
Akbank TAS	USD	5.000%	10/24/2022	15,000	14,888(1)
KOC Holding AS	USD	3.500%	04/24/2020	120,000	115,170(2)
Turk Telekomunikasyon AS	USD	4.875%	06/19/2024	430,000	427,420(2)
Turkiye Garanti Bankasi AS:
	USD	4.000%	09/13/2017	156,000	158,730(2)
	USD	4.750%	10/17/2019	140,000	141,750(2)
	USD	5.250%	09/13/2022	180,000	182,025(2)
Turkiye Is Bankasi	USD	5.500%	04/21/2019	221,000	230,116(2)

					1,270,099

United Arab Emirates - 6.30%
DP World Sukuk Ltd.	USD	6.250%	07/02/2017	220,000	244,222(1)
Dubai Holding Commercial Operations MTN Ltd.	GBP	6.000%	02/01/2017	350,000	602,256
MAF Global Securities Ltd.:
	USD	5.250%	07/05/2019	250,000	273,813
	USD	7.125%	Perpetual	612,000	672,435(3)

					1,792,726

Venezuela - 0.99%
Petroleos de Venezuela SA	USD	8.500%	11/02/2017	312,700	281,352(1)

TOTAL CORPORATE BONDS (Cost $26,277,652)					27,344,499

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
SHORT TERM INVESTMENTS - 2.63%
Money Market Mutual Funds - 2.63%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	747,816	$747,816

TOTAL SHORT TERM INVESTMENTS (Cost $747,816)					747,816

Total Investments - 98.71% (Cost $27,025,468)					28,092,315
Other Assets In Excess of Liabilities - 1.29%					367,212

Net Assets - 100.00%					$28,459,527

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
EUR	-	Euro Currency
GBP	-	Great Britain Pound
USD	-	United States Dollar

(1)	Securities were originally issued pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of August 31, 2014, the aggregate market value of those securities was $5,835,048, which represents approximately 20.50% of net assets.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $16,987,212, which represents approximately 59.69% of net assets as of August 31, 2014.
(3)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2014.

Common Abbreviations:
AS	-	Anonim Sirket is the Turkish term for Incorporation.
Bhd	-	Berhad is the Malaysian term for public limited company.
BV	-	Besloten Vennootschap is the Dutch term for private limited liability company.
ESP	-	Empresa de Servicios Publicos is the Colombian term for Public Service Company.
GmbH	-	Gesellschaft mit beschrankter Haftung is the German term for a company with limited liability.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
Ltd.	-	Limited.
MTN	-	Medium Term Note.
OJSC	-	Open Joint Stock Company.
PCL	-	A rearrangement of the letters for Public Limited Company, used in Thailand.
PLC	-	Public Limited Company.
PT	-	Perseroan terbuka is an Indonesian term for limited liability company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAA	-	Sociedad Anonima Abierta is the Peruvian term used for companies with 20 or more shareholders.
SAB de CV	-	A variable capital company.
SAC	-	Sociedad Anonima Abierta is the Peruvian term used for a publicly traded corporation.
SPV	-	Special Purpose Vehicle.
TAS	-	TüRk Anonim Sirketi is the Turkish term for Joint Stock Company.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation

J.P. Morgan Chase & Co.	EUR	206,200	Sale	09/30/2014	$270,993	$5,679
J.P. Morgan Chase & Co.	GBP	372,254	Sale	09/30/2014	617,834	7,516

						$13,195

** The contracted amount is stated in the currency in which the contract is denominated.

See Notes to Quarterly Statement of Investments

Stone Harbor Investment Grade Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)

CORPORATE BONDS - 43.37%
Aerospace/Defense - 0.79%
Northrop Grumman Corp.	USD	1.750%	06/01/2018	25,000	$24,961

Automotive - 0.85%
Ford Motor Credit Co. LLC	USD	4.250%	09/20/2022	25,000	26,757

Banking - 7.42%
Bank of America Corp.	USD	6.050%	05/16/2016	25,000	27,044
BPCE SA	USD	5.700%	10/22/2023	25,000	27,764(1)
Capital One Bank USA NA	USD	3.375%	02/15/2023	25,000	24,954
Citigroup, Inc.	USD	5.300%	05/06/2044	25,000	26,911
Intesa Sanpaolo SpA	USD	3.125%	01/15/2016	25,000	25,657
PNC Financial Services Group, Inc.	USD	3.900%	04/29/2024	25,000	25,664
Santander Holdings USA, Inc.	USD	3.000%	09/24/2015	25,000	25,546
Wells Fargo & Co., Series M	USD	3.450%	02/13/2023	50,000	50,402

					233,942

Exploration & Production - 5.55%
Apache Corp.	USD	4.750%	04/15/2043	50,000	53,283
BP Capital Markets PLC	USD	2.750%	05/10/2023	25,000	24,357
Continental Resources, Inc.	USD	3.800%	06/01/2024	25,000	25,581(1)
Phillips 66	USD	4.300%	04/01/2022	50,000	54,269
Plains Exploration & Production Co.	USD	6.875%	02/15/2023	15,000	17,456

					174,946

Food and Beverage - 3.26%
Diageo Investment Corp.	USD	2.875%	05/11/2022	50,000	50,085
SABMiller Holdings, Inc.	USD	3.750%	01/15/2022	50,000	52,562(1)

					102,647

Healthcare - 2.41%
McKesson Corp.	USD	3.796%	03/15/2024	25,000	25,783
Thermo Fisher Scientific, Inc.	USD	1.300%	02/01/2017	50,000	50,078

					75,861

Life Insurance - 0.82%
Voya Financial, Inc.	USD	2.900%	02/15/2018	25,000	25,891

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Media Cable - 1.65%
Comcast Corp.	USD	4.250%	01/15/2033	50,000	$52,123

Media Non Cable - 1.82%
21st Century Fox America, Inc.	USD	6.650%	11/15/2037	25,000	32,106
Discovery Communications LLC	USD	3.300%	05/15/2022	25,000	25,169

					57,275

Metals/Mining/Steel - 1.71%
Newmont Mining Corp.	USD	6.250%	10/01/2039	50,000	53,972

Non Captive Finance - 0.81%
Synchrony Financial	USD	3.750%	08/15/2021	25,000	25,537

Oil Field Services - 0.90%
Transocean, Inc.	USD	6.375%	12/15/2021	25,000	28,337

Paper/Forest Products - 1.72%
Packaging Corp. of America	USD	4.500%	11/01/2023	50,000	54,037

Pipelines - 3.32%
Boardwalk Pipelines LP	USD	3.375%	02/01/2023	25,000	23,619
Dominion Gas Holdings LLC	USD	4.800%	11/01/2043	25,000	27,493
Williams Partners LP	USD	4.500%	11/15/2023	50,000	53,475

					104,587

Real Estate Investment Trust (REITs) - 2.25%
Boston Properties LP	USD	3.850%	02/01/2023	25,000	26,068
Corporate Office Properties LP	USD	3.600%	05/15/2023	25,000	24,235
DDR Corp.	USD	3.500%	01/15/2021	20,000	20,373

					70,676

Retail Food/Drug - 0.89%
Kroger Co.	USD	5.150%	08/01/2043	25,000	27,922

Retail Non Food/Drug - 1.64%
Advance Auto Parts, Inc.	USD	4.500%	12/01/2023	25,000	26,577
The TJX Cos., Inc.	USD	2.750%	06/15/2021	25,000	25,216

					51,793

Technology - 1.52%
Apple, Inc.	USD	3.850%	05/04/2043	50,000	47,958

	Currency	Rate	Maturity Date	Principal Amount*	Market Value (Expressed in U.S. $)
Tobacco - 1.56%
Altria Group, Inc.	USD	2.850%	08/09/2022	50,000	$48,989

Transportation Non Air/Rail - 0.84%
FedEx Corp.	USD	4.000%	01/15/2024	25,000	26,576

Wirelines - 1.64%
Telefonica Emisiones SAU	USD	5.134%	04/27/2020	25,000	27,885
Verizon Communications, Inc.	USD	2.450%	11/01/2022	25,000	23,854

					51,739

TOTAL CORPORATE BONDS (Cost $1,298,686)					1,366,526

ASSET BACKED/COMMERCIAL MORTGAGE BACKED SECURITIES - 11.15%
CAM Mortgage Trust 2013-1 M1	USD	5.000%	11/25/2057	1,037	1,071(1)(2)
Ellington Loan Acquisition Trust 2007-1 A2B	USD	1.055%	05/28/2037	47,462	46,754(1)(2)
GSAA Home Equity Trust 2004-11 2A1	USD	0.485%	12/25/2034	42,056	41,264(2)
GSAMP Trust 2002-WF M1	USD	1.356%	10/20/2032	28,636	27,689(2)
HLSS Servicer Advance Receivables Backed Notes 2014-T1 BT1	USD	1.542%	01/15/2015	100,000	100,098(1)
Invitation Homes Trust 2013-SFR1 A	USD	1.400%	12/17/2015	49,427	49,540 (1)(2)
ML-CFC Commercial Mortgage Trust 2007-8 AMA	USD	6.079%	07/12/2017	25,000	25,360(2)
Rialto Real Estate Fund 2012 LT1 LLC, Series 2014-LT5	USD	2.850%	12/15/2015	18,622	18,627(1)
TAL Advantage V LLC, Series 2013-2A	USD	3.550%	11/20/2023	23,125	23,584(1)
Vericrest Opportunity Loan Transferee 2013- NPL6 A1	USD	3.625%	03/25/2054	17,290	17,427(1)(3)

TOTAL ASSET BACKED/COMMERCIAL MORTGAGE BACKED SECURITIES (Cost $349,537)					351,414

U.S. TREASURY BONDS/NOTES - 18.37%
U.S. Treasury Bonds	USD	2.000%	11/15/2021	225,000	224,024
U.S. Treasury Notes:
	USD	0.250%	12/15/2015	150,000	150,067
	USD	2.000%	01/31/2016	150,000	153,668
	USD	1.625%	04/30/2019	25,000	25,052
	USD	2.750%	02/15/2024	25,000	25,934

TOTAL U.S. TREASURY BONDS/NOTES (Cost $571,020)					578,745

U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES - 18.49%
FNMA TBA:
	USD	3.500%	09/11/2014	75,000	77,248(4)

	Currency	Rate	Maturity Date	Principal Amount/Shares*	Market Value (Expressed in U.S. $)
Wirelines (continued)
FNMA TBA: (continued)
	USD	4.000%	09/11/2014	175,000	$185,527(4)
	USD	4.500%	09/11/2014	150,000	162,047(4)
	USD	3.500%	09/16/2014	100,000	105,687(4)
GNMA TBA	USD	3.500%	09/18/2014	50,000	52,024(4)

TOTAL U.S. GOVERNMENT AGENCY MORTGAGE BACKED SECURITIES (Cost $579,594)					582,533

SHORT TERM INVESTMENTS - 6.93%

Money Market Mutual Funds - 6.93%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	N/A	218,259	218,259

TOTAL SHORT TERM INVESTMENTS (Cost $218,259)					218,259

Total Investments - 98.31% (Cost $3,017,096)					3,097,477
Other Assets in Excess of Liabilities - 1.69%					53,380

Net Assets - 100.00%					$3,150,857

* The principal amount/shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
USD	-	United States Dollar

(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $363,008, which represents approximately 11.52% of net assets as of August 31, 2014.
(2)	Floating or variable rate security. Interest rate disclosed is that which is in effect as of August 31, 2014.
(3)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of August 31, 2014.
(4)	Investment purchased on a delayed delivery basis.

Common Abbreviations:
FNMA	-	Fannie Mae.
GNMA	-	Government National Mortgage Association.
LLC	-	Limited Liability Corporation.
LP	-	Limited Partnership.
NA	-	National Association.
PLC	-	Public Limited Company.
SA	-	Generally designates corporations in various countries, mostly those employing the civil law.
SAU	-	Sociedad Anónima Unipersonal is the Spanish term for Single Shareholder Corporartion.
SpA	-	Società per Azioni is the Italian term for Limited share company.
TBA	-	To Be Announced.

See Notes to Quarterly Statement of Investments

Stone Harbor Strategic Income Fund	Statement of Investments
August 31, 2014 (Unaudited)

	Currency	Rate	Shares*	Market Value (Expressed in U.S. $)

OPEN-END FUNDS - 98.34%
Stone Harbor Emerging Markets Debt Fund	USD	N/A	337,185	$3,715,778(1)
Stone Harbor High Yield Bond Fund	USD	N/A	386,262	3,681,079(1)
Stone Harbor Investment Grade Fund	USD	N/A	301,183	3,141,339(1)

				10,538,196

TOTAL OPEN-END FUNDS (Cost $10,164,949)				10,538,196

SHORT TERM INVESTMENTS - 0.27%
Money Market Mutual Funds - 0.27%
Dreyfus Institutional Cash Advantage Fund - Institutional Advantage Class (7-Day Yield)	USD	0.06001%	29,011	29,011

TOTAL SHORT TERM INVESTMENTS (Cost $29,011)				29,011

Total Investments - 98.61% (Cost $10,193,960)				10,567,207
Other Assets In Excess of Liabilities - 1.39%				148,858

Net Assets - 100.00%				$10,716,065

* The shares of each security is stated in the currency in which the security is denominated.

Currency Abbreviations:
USD	-	United States Dollar

(1)	Affiliated with the Fund, as each is a series of Stone Harbor Investment Funds and has the same investment adviser.

See Notes to Quarterly Statement of Investments

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Foreign Currency	Contracted Amount**	Purchase/Sale Contract	Settlement Date	Current Value	Unrealized Appreciation

Citigroup Global Markets	EUR	37,200	Sale	09/30/2014	$48,889	$1,038
Citigroup Global Markets	GBP	13,000	Sale	09/30/2014	21,576	299

						$1,337

** The contracted amount is stated in the currency in which the contract is denominated.

FUTURES CONTRACTS

Description	Position	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation

Euro-Bund Future	Long	7	9/09/14	$1,060,780	$60,153
Long Gilt Future	Long	3	12/30/14	340,620	1,195

				$1,401,400	$61,348

Description	Position	Contracts	Expiration Date	Notional Amount	Unrealized Depreciation

US 10 Yr Note Future	Short	(20)	12/20/14	$(2,515,625)	$(156)
US Ultra T-Bond	Long	2	12/20/14	311,000	(406)

				$(2,456,189)	$(562)

Stone Harbor Investment Funds	Notes to Quarterly Statements of Investments
August 31, 2014 (Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Stone Harbor Investment Funds, which consists of Stone Harbor Emerging Markets Debt Fund, Stone Harbor High Yield Bond Fund, Stone Harbor Local Markets Fund, Stone Harbor Emerging Markets Corporate Debt Fund, Stone Harbor Investment Grade Fund, and Stone Harbor Strategic Income Fund (each, a “Fund” and together, the “Funds”) is a Massachusetts business trust (the “Trust”), organized on February 20, 2007 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Stone Harbor Investment Grade Fund and the Stone Harbor Strategic Income Fund commenced operations on December 19, 2013. Shares of each Fund are currently divided into two classes, designated Institutional Class Shares and Distributor Class Shares. As of the date of this report, there were no outstanding shares for the Distributor Class of each Fund. The Trust’s Declaration of Trust permits the Trustees to create additional funds and share classes.

The Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund, and Stone Harbor Emerging Markets Corporate Debt Fund are each classified as “non-diversified” under the 1940 Act, with an investment objective to maximize total return. As a result, the Funds can invest a greater portion of the Funds’ assets in obligations of a single issuer than a “diversified” fund. The Stone Harbor High Yield Bond Fund, Stone Harbor Investment Grade Fund and Stone Harbor Strategic Income Fund are each classified as a “diversified portfolio” under the 1940 Act, with an investment objective to maximize total return.

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their Statements of Investments. The policies are in conformity with generally accepted accounting principles in the United States of America (GAAP), which requires management to make estimates and assumptions that affect the reported amounts of the date of the Statements of Investments. Actual results could differ from those estimates.

Investment Valuation: Debt securities, including bank loans and linked notes are generally valued at the mean between the bid and asked prices provided by independent pricing services or brokers that are based on transactions in debt obligations, quotations from dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees (the “Board”). Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value. Money market mutual funds and Open End Funds are valued at their net asset value. Foreign Currency positions including forward currency contracts are priced at the mean between the closing bid and asked prices at 4:00 p.m. Eastern time.

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1—	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2—

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curve, rates, and similar data.

Level 3—

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of each Fund’s investments and financial instruments based on the three-tier hierarchy as of August 31, 2014:

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Emerging Markets Debt Fund
Sovereign Debt Obligations	$–	$1,702,852,056	$–	$1,702,852,056
Bank Loans	–	–	249,965	249,965
Corporate Bonds	–	465,677,993	–	465,677,993
Credit Linked Notes
Colombia	–	2,238,238	–	2,238,238
Iraq	–	–	8,411,474	8,411,474
Short Term Investments	49,830,347	–	–	49,830,347

Total	$49,830,347	$2,170,768,287	$8,661,439	$2,229,260,073

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$530,206	$–	$530,206

Total	$–	$530,206	$–	$530,206

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor High Yield Bond Fund
Corporate Bonds	$–	$237,607,574	$–	$237,607,574
Convertible Corporate Bonds	–	4,348,268	–	4,348,268
Bank Loans	–	16,993,219	–	16,993,219
Common/Preferred Stocks	1,815,904	19	–	1,815,923
Short Term Investments	3,718,689	–	–	3,718,689

Total	$5,534,593	$258,949,080	$–	$264,483,673

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$265,280	$–	$265,280
Liabilities
Forward Foreign Currency Contracts	–	(7,417)	–	(7,417)

Total	$–	$257,863	$–	$257,863

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Local Markets Fund
Sovereign Debt Obligations	$–	$1,692,507,669	$–	$1,692,507,669
Corporate Bonds	–	74,191,653	–	74,191,653
Credit Linked Notes	–	132,247,734	–	132,247,734
Inflation Linked Notes	–	37,353,899	–	37,353,899
Short Term Investments	153,603,181	–	–	153,603,181

Total	$153,603,181	$1,936,300,955	$–	$2,089,904,136

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$861,500	$–	$861,500
Liabilities
Forward Foreign Currency Contracts	–	(1,556,611)	–	(1,556,611)

Total	$–	$(695,111)	$–	$(695,111)

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Emerging Markets Corporate Debt Fund
Corporate Bonds	$–	$27,344,499	$–	$27,344,499
Short Term Investments	747,816	–	–	747,816

Total	$747,816	$27,344,499	$–	$28,092,315

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$13,195	$–	$13,195

Total	$–	$13,195	$–	$13,195

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Investment Grade Fund
Corporate Bonds	$–	$1,366,526	$–	$1,366,526
Asset Backed/Commercial Mortgage Backed Securities	–	351,414	–	351,414
U.S. Treasury Bonds/Notes	–	578,745	–	578,745
U.S. Government Agency Mortgage Backed Securities	–	582,533	–	582,533
Short Term Investments	218,259	–	–	218,259

Total	$218,259	$2,879,218	$–	$3,097,477

Investments in Securities at Value*	Level 1 - Quoted and Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total

Stone Harbor Strategic Income Fund
Open-End Funds	$10,538,196	$–	$–	$10,538,196
Short Term Investments	29,011	–	–	29,011

Total	$10,567,207	$–	$–	$10,567,207

Other Financial Instruments**

Assets
Forward Foreign Currency Contracts	$–	$1,337	$–	$1,337
Futures Contracts	61,348	–	–	61,348
Liabilities
Futures Contracts	(562)	–	–	(562)

Total	$60,786	$1,337	$–	$62,123

*	For detailed Industry/Country descriptions, see accompanying Statement of Investments.
**

Other financial instruments are derivative instruments not reflected in the Statement of Investments. The derivatives shown in this table are reported at their unrealized appreciation/ (depreciation) at measurement date, which represents the change in the contract’s value from trade date.

There were no transfers between Levels 1 and 2 during the period. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period. Other financial assets were moved from Level 2 to Level 3 as observable inputs were not available for purposes of valuing those assets.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of May 31, 2014	Accrued discount/ premium	Realized Gain/(Loss)	Change in unrealized appreciation/ (depreciation)	Sales Proceeds	Transfer into Level 3	Balance as of August 31, 2014	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments held at August 31, 2014

Stone Harbor Emerging Markets Debt Fund
Bank Loans	$249,965	$-	$-	$-	$-	$-	$249,965	$-
Credit Linked Notes	9,778,779	47,805	49,199	(975,035)	(489,274)	-	8,411,474	(975,034)

TOTAL	$10,028,744	$47,805	$49,199	$(975,035)	$(489,274)	$-	$8,661,439	$(975,034)

All level 3 investments have values determined utilizing third party pricing information without adjustment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In the event a Board approved independent pricing service is unable to provide an evaluated price for a security or Stone Harbor Investment Partners LP (the “Adviser”) believes the price provided is not reliable, securities of the Funds may be valued at fair value as described above. In these instances the Adviser may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

On at least a quarterly basis, the Adviser presents the factors considered in determining the fair value measurements and presents that information to the Board which meets at least quarterly.

Security Transactions and Investment Income: Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. If applicable, any foreign capital gains taxes are accrued, net of unrealized gains, and are payable upon the sale of such investments. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Prevailing foreign exchange rates may generally be obtained at the close of the NYSE (normally, 4:00 p.m. Eastern time).

The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Credit Linked Notes: The Funds may invest in credit linked notes to obtain economic exposure to high yield, emerging markets or other securities. Investments in a credit linked note typically provide the holder with a return based on the return of an underlying reference instrument, such as an emerging market bond. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. In addition to the risks associated with the underlying reference instrument, an investment in a credit linked note is also subject to the risk that the counterparty will be unwilling or unable to meet its obligations under the note.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund either delivers collateral or segregate assets in connection with certain investments (e.g., foreign currency exchange contracts, securities with extended settlement periods, and swaps) or certain borrowings (e.g., reverse repurchase agreements), the Fund will segregate collateral or designate on its books and records cash or other liquid securities having a value at least equal to the amount that is required to be physically segregated for the benefit of the counterparty. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, each party has requirements to deliver/deposit cash or securities as collateral for certain investments. Cash collateral that has been pledged to cover obligations of the Fund is noted on the Statement of Investments.

Loan Participations and Assignments: The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the participation.

The Funds may also invest in unfunded loan commitments, which are contractual obligations for future funding. Information regarding unfunded commitments is included at the end of the Funds’ Schedules of Investments.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Inflation-Indexed Bonds: Certain Funds may invest in inflation indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation.

Mortgage-Related and Other Asset-Backed Securities: Certain Funds may invest in mortgage-related and other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations, commercial mortgage-backed securities, stripped mortgage-backed securities, asset-backed securities, collateralized debt obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-related and other asset-backed securities are interests in pools of loans or other receivables. Mortgage-related securities are created from pools of residential or commercial mortgage loans, including mortgage loans made by savings and loan institutions, mortgage bankers, commercial banks and others. Asset-backed securities are created from many types of assets, including auto loans, credit card receivables, home equity loans, and student loans. These securities provide a monthly payment which consists of both interest and principal payments. Interest payments may be determined by fixed or adjustable rates. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may have the effect of shortening or extending the effective duration of the security relative to what was anticipated at the time of purchase. The timely payment of principal and interest of certain mortgage-related securities is guaranteed with the full faith and credit of the U.S. Government. Pools created and guaranteed by non-governmental issuers, including government sponsored corporations, may be supported by various forms of insurance or guarantees, but there can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements.

U.S. Government Agencies or Government-Sponsored Enterprises: Certain Funds may invest in securities of U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of and, in certain cases, guaranteed by, the U.S. Government, its agencies or instrumentalities. Some U.S. Government securities, such as Treasury bills, notes and bonds, and securities guaranteed by the

Government National Mortgage Association (“GNMA” or “Ginnie Mae”), are supported by the full faith and credit of the U.S. Government; others, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Department of the Treasury (the “U.S. Treasury”); others, such as those of the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations. U.S. Government securities may include zero coupon securities, which do not distribute interest on a current basis and tend to be subject to greater risk than interest-paying securities of similar maturities.

Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). FNMA is a government-sponsored corporation. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA, but are not backed by the full faith and credit of the U.S. Government. FHLMC issues Participation Certificates (“PCs”), which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the U.S. Government.

Forward Commitments: Certain Funds may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., “when-issued,” “delayed-delivery,” “forward commitment,” or “To Be Announced (“TBA”) transactions”) consistent with a Fund’s ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however, the market value may change prior to delivery. A Fund will not engage in these transactions for investment leverage.

When-issued securities involve the risk that the yield obtained in the transaction will be less than that available in the market when delivery takes place. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the value of the security or general level of interest rates. In when-issued and delayed-delivery transactions, a Fund relies on the seller to complete the transaction; the seller’s failure to do so may cause a Fund to miss an advantageous price or yield.

The Funds may enter into TBA commitments. TBA commitments are forward agreements for the purchase or sale of mortgage-backed securities for a fixed price, with payment and delivery on an agreed upon future settlement date. The specific securities to be delivered are not identified at the trade date. However, delivered securities must meet specified terms, including issuer, rate and mortgage terms. The Funds generally enter into TBA commitments with the intent to take possession of or deliver the underlying mortgage-backed securities but can extend the settlement or roll the transaction.

Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities. The contract is adjusted to market value daily, and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Credit and Market Risk: The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involves risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-U.S. dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations. Investments in derivatives are also subject to credit and market risks.

2. DERIVATIVE INSTRUMENTS

Risk Exposure and the Use of Derivative Instruments: The Funds’ investment objectives not only permit the Funds to purchase investment securities, they also allow the Funds to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent to derivatives that may make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they can focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Market Risk Factors. In pursuit of their investment objectives, the Funds may seek to use derivatives to increase or decrease their exposure to the following market risk factors, among others:

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Credit Risk. Credit risk relates to the ability of the issuer to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield bonds are subject to credit risk to a greater extent than lower-yield, higher-quality bonds.

Foreign Exchange Rate Risk. Foreign exchange risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

The Funds’ use of derivatives can result in losses due to unanticipated changes in these risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. Associated risks can be different for each type of derivative and are discussed by each derivative type bellow in the notes that follow.

Forward Foreign Currency Contracts. The Funds may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Futures Contracts: Certain Funds may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve investment returns consistent with the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures contract transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees the futures contracts against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its broker a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a

Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of August 31, 2014, the Strategic Income Fund held futures contracts outstanding with an unrealized gain of $60,770. No other Funds held futures contracts at August 31, 2014.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the 1940 Act, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, capital gains, return of capital distributions received, shares and value of investments in affiliated companies for the period ended August 31, 2014 were as follows:

Stone Harbor Strategic Income Fund

Security Name	Share Balance at May 31, 2014	Purchases	Sales	Share Balance at August 31, 2014	Market Value at February 28, 2014	Dividends	Realized (Losses)

Stone Harbor Emerging Markets Debt Fund	335,330	8,161	6,306	337,185	$3,715,778	$49,896	$2,363
Stone Harbor High Yield Bond Fund	381,043	8,315	3,096	386,262	3,681,079	60,780	(152)
Stone Harbor Investment Grade Fund	299,741	1,442	-	301,183	3,141,339	14,987	-

Total					$10,538,196	$125,663	$-

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

At August 31, 2014 the aggregate gross unrealized appreciation and depreciation of investments for federal income purposes were as follows:

Stone Harbor Emerging Markets Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$80,927,167
Gross depreciation on investments (excess of tax cost over value)	(41,320,140)

Net unrealized appreciation	39,607,027

Cost of investments for income tax purposes	$2,189,653,046

Stone Harbor High Yield Bond Fund
Gross appreciation on investments (excess of value over tax cost)	$11,924,853
Gross depreciation on investments (excess of tax cost over value)	(2,142,635)

Net unrealized appreciation	9,782,218

Cost of investments for income tax purposes	$254,701,455

Stone Harbor Local Markets Fund
Gross appreciation on investments (excess of value over tax cost)	$16,498,230
Gross depreciation on investments (excess of tax cost over value)	(132,357,749)

Net unrealized depreciation	(115,859,519)

Cost of investments for income tax purposes	$2,205,763,655

Stone Harbor Emerging Markets Corporate Debt Fund
Gross appreciation on investments (excess of value over tax cost)	$1,094,713
Gross depreciation on investments (excess of tax cost over value)	(84,625)

Net unrealized appreciation	1,010,088

Cost of investments for income tax purposes	$27,082,227

Stone Harbor Investment Grade Fund
Gross appreciation on investments (excess of value over tax cost)	$80,563
Gross depreciation on investments (excess of tax cost over value)	(182)

Net unrealized appreciation	80,381

Cost of investments for income tax purposes	$3,017,096

Stone Harbor Strategic Income Fund
Gross appreciation on investments (excess of value over tax cost)	$374,009
Gross depreciation on investments (excess of tax cost over value)	(859)

Net unrealized appreciation	373,150

Cost of investments for income tax purposes	$10,194,057

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this Report.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Stone Harbor Investment Funds

By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer

Date:	October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter J. Wilby
Peter J. Wilby
President and Chief Executive Officer/Principal Executive Officer

Date:	October 29, 2014

By:	/s/ Thomas M. Reynolds
Thomas M. Reynolds
Principal Financial Officer/Principal Accounting Officer

Date:	October 29, 2014